OMB APPROVAL

OMB Number: 3235-0578 Expires: Feb. 28, 2006 Estimated average burden hours per response: 20.0

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number                811-08413

Evergreen Equity Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116

(Address of principal executive offices)     (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code:           (617) 210-3200

Date of fiscal year end:
Registrant is making a quarterly filing for 4 of its series, Evergreen Market Index Fund, Market index Growth Fund and Market Index Value Fund, for the quarter ended February 28, 2005. These 3 series have an February 28, 2005 fiscal year end.

Date of reporting period:	February 28, 2005

Item 1 — Schedule of Investments

EEVERGREEN MARKET INDEX FUND SCHEDULE OF INVESTMENTS
February 28, 2005 (unaudited)
	Shares	Value

COMMON STOCKS 98.9%
CONSUMER DISCRETIONARY 11.3%
Auto Components 0.2%
Cooper Tire & Rubber Co.	4,796	$92,803
Dana Corp.	9,596	138,374
Delphi Corp.	35,952	246,990
Goodyear Tire & Rubber Co. *	11,235	162,458
Johnson Controls, Inc.	12,194	720,665
Visteon Corp.	8,298	55,680

		1,416,970

Automobiles 0.5%
Ford Motor Co.	117,214	1,482,757
General Motors Corp.	36,184	1,290,683
Harley-Davidson, Inc.	18,822	1,164,706

		3,938,146

Distributors 0.1%
Genuine Parts Co.	11,187	484,173

Hotels, Restaurants & Leisure 1.5%
Carnival Corp.	40,569	2,206,142
Darden Restaurants, Inc.	10,072	269,930
Harrah’s Entertainment, Inc.	7,179	470,871
Hilton Hotels Corp.	24,730	520,814
International Game Technology	22,078	672,496
Marriott International, Inc., Class A	14,325	918,232
McDonald’s Corp.	80,540	2,664,263
Starbucks Corp. *	25,624	1,327,579
Starwood Hotels & Resorts Worldwide, Inc., Class B	13,279	760,090
Wendy’s International, Inc.	7,302	276,381
Yum! Brands, Inc.	18,766	915,405

		11,002,203

Household Durables 0.6%
Black & Decker Corp.	5,172	428,862
Centex Corp.	7,963	506,367
Fortune Brands, Inc.	9,235	748,035
KB Home	2,967	370,282
Leggett & Platt, Inc.	12,230	338,404
Maytag Corp.	5,075	77,343
Newell Rubbermaid, Inc.	17,605	392,415
Pulte Homes, Inc.	8,172	637,579
Snap-On, Inc.	3,686	122,007
Stanley Works	5,270	243,738
Whirlpool Corp.	4,255	271,256

		4,136,288

Internet & Catalog Retail 0.5%
eBay, Inc.	84,936	3,638,658

Leisure Equipment & Products 0.2%
Brunswick Corp.	6,163	287,442
Eastman Kodak Co.	18,366	624,261
Hasbro, Inc.	11,340	239,501
Mattel, Inc.	26,584	556,137

		1,707,341

Media 3.8%
Clear Channel Communications, Inc.	36,743	1,222,807
Comcast Corp., Class A *	142,213	4,629,033
Dow Jones & Co., Inc.	5,250	194,775
[1]

EVERGREEN MARKET INDEX FUND SCHEDULE OF INVESTMENTS continued
February 28, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Media continued
Gannett Co., Inc.	16,352	$1,287,720
Interpublic Group of Companies, Inc. *	27,092	355,989
Knight Ridder, Inc.	4,933	323,111
McGraw-Hill Companies, Inc.	12,166	1,117,447
Meredith Corp.	3,203	146,986
New York Times Co., Class A	9,294	340,718
News Corp., Ltd., ADR	167,378	2,785,170
Omnicom Group, Inc.	11,937	1,087,103
Time Warner, Inc. *	293,433	5,055,851
Tribune Co.	20,353	828,978
Univision Communications, Inc., Class A *	20,706	546,431
Viacom, Inc., Class B	109,229	3,812,092
Walt Disney Co.	130,899	3,657,318

		27,391,529

Multi-line Retail 1.1%
Big Lots, Inc. *	7,230	84,374
Dillards, Inc., Class A	5,261	122,581
Dollar General Corp.	20,991	445,639
Family Dollar Stores, Inc.	10,743	353,660
Federated Department Stores, Inc.	10,840	611,918
J.C. Penney Co., Inc.	18,297	814,034
Kohl’s Corp. *	21,979	1,052,135
May Department Stores Co.	18,706	645,544
Nordstrom, Inc.	8,974	482,442
Sears, Roebuck & Co.	13,249	661,523
Target Corp.	57,364	2,915,238

		8,189,088

Specialty Retail 2.3%
AutoNation, Inc. *	16,949	331,014
AutoZone, Inc. *	5,111	495,256
Bed Bath & Beyond, Inc. *	19,279	723,348
Best Buy Co., Inc.	20,782	1,122,644
Circuit City Stores, Inc.	12,519	195,672
Gap, Inc.	56,167	1,198,042
Home Depot, Inc.	140,680	5,630,014
Limited Brands, Inc.	26,037	619,160
Lowe’s Companies, Inc.	49,505	2,909,904
Office Depot, Inc. *	20,014	385,269
OfficeMax, Inc.	5,987	189,010
RadioShack Corp.	10,152	300,093
Sherwin-Williams Co.	9,055	401,137
Staples, Inc.	31,897	1,005,393
Tiffany & Co.	9,321	281,028
TJX Companies, Inc.	30,870	753,845
Toys “R” Us, Inc. *	13,777	315,080

		16,855,909

Textiles, Apparel & Luxury Goods 0.5%
Coach, Inc. *	12,102	672,024
Jones Apparel Group, Inc.	7,830	248,759
Liz Claiborne, Inc.	6,954	294,154
Nike, Inc., Class B	16,815	1,462,065
Reebok International, Ltd.	3,724	164,452
VF Corp.	7,116	425,252

		3,266,706

[2]

EVERGREEN MARKET INDEX FUND SCHEDULE OF INVESTMENTS continued
February 28, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES 10.6%
Beverages 2.3%
Anheuser-Busch Companies, Inc.	50,614	$2,401,634
Brown-Forman Corp., Class B	7,802	397,122
Coca-Cola Co.	154,996	6,633,829
Coca-Cola Enterprises, Inc.	30,060	641,781
Molson Coors Brewing Co., Class B	4,917	341,879
Pepsi Bottling Group, Inc.	16,021	436,092
PepsiCo, Inc.	107,913	5,812,194

		16,664,531

Food & Staples Retailing 3.2%
Albertsons, Inc.	23,579	527,934
Costco Wholesale Corp.	30,050	1,400,029
CVS Corp.	25,629	1,277,093
Kroger Co. *	47,349	851,809
Safeway, Inc. *	28,668	527,491
SUPERVALU, Inc.	8,601	273,254
SYSCO Corp.	40,987	1,410,773
Wal-Mart Stores, Inc.	271,299	14,001,741
Walgreen Co.	65,471	2,804,123

		23,074,247

Food Products 1.3%
Archer-Daniels-Midland Co.	41,930	1,010,513
Campbell Soup Co.	26,359	730,144
ConAgra Foods, Inc.	32,947	900,112
General Mills, Inc.	23,342	1,222,421
H.J. Heinz Co.	22,379	842,346
Hershey Foods Corp.	15,765	993,195
Kellogg Co.	26,452	1,163,888
McCormick & Co., Inc.	8,758	332,716
Sara Lee Corp.	50,278	1,126,227
Wm. Wrigley Jr. Co.	14,378	957,000

		9,278,562

Household Products 1.8%
Clorox Co.	9,737	584,609
Colgate-Palmolive Co.	33,972	1,797,798
Kimberly-Clark Corp.	31,245	2,061,545
Procter & Gamble Co.	162,508	8,627,550

		13,071,502

Personal Products 0.6%
Alberto-Culver Co.	5,830	304,734
Avon Products, Inc.	30,299	1,295,888
Gillette Co.	63,603	3,196,051

		4,796,673

Tobacco 1.4%
Altria Group, Inc.	131,494	8,632,581
Reynolds American, Inc.	9,453	774,673
UST, Inc.	10,585	578,470

		9,985,724

ENERGY 8.7%
Energy Equipment & Services 1.1%
Baker Hughes, Inc.	21,491	1,016,095
BJ Services Co. *	10,347	516,936
Halliburton Co.	32,126	1,412,580
[3]

EVERGREEN MARKET INDEX FUND SCHEDULE OF INVESTMENTS continued
February 28, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
ENERGY continued
Energy Equipment & Services continued
Nabors Industries, Ltd. *	9,578	$549,777
Noble Corp. *	8,672	494,911
Rowan Companies, Inc. *	6,870	217,642
Schlumberger, Ltd.	37,717	2,845,748
Transocean, Inc. *	20,601	998,736

		8,052,425

Oil & Gas 7.6%
Amerada Hess Corp.	5,872	589,549
Anadarko Petroleum Corp.	15,845	1,217,847
Apache Corp.	20,915	1,315,135
Ashland, Inc.	4,553	297,265
Burlington Resources, Inc.	25,080	1,244,720
ChevronTexaco Corp.	135,725	8,425,808
ConocoPhillips	44,218	4,903,334
Devon Energy Corp.	31,136	1,456,853
El Paso Corp.	41,207	508,082
EOG Resources, Inc.	7,596	692,148
Exxon Mobil Corp.	413,290	26,165,390
Kerr-McGee Corp.	9,718	754,700
Kinder Morgan, Inc.	7,936	636,229
Marathon Oil Corp.	22,202	1,051,043
Occidental Petroleum Corp.	25,287	1,776,917
Sunoco, Inc.	4,440	440,004
Unocal Corp.	16,860	912,126
Valero Energy Corp.	16,441	1,171,257
Williams Companies, Inc.	35,648	671,252
XTO Energy, Inc.	16,678	759,183

		54,988,842

FINANCIALS 19.9%
Capital Markets 2.8%
Bank of New York Co.	49,771	1,505,573
Bear Stearns Companies, Inc.	7,258	722,171
Charles Schwab Corp.	86,291	906,056
E*TRADE Financial Corp. *	23,826	316,171
Federated Investors, Inc., Class B	6,884	203,353
Franklin Resources, Inc.	15,976	1,121,355
Goldman Sachs Group, Inc.	31,018	3,374,758
Janus Capital Group, Inc.	15,137	212,372
Lehman Brothers Holdings, Inc.	17,260	1,573,767
Mellon Financial Corp.	27,134	778,203
Merrill Lynch & Co., Inc.	59,669	3,495,410
Morgan Stanley	70,122	3,959,789
Northern Trust Corp.	14,043	593,317
State Street Corp.	21,359	936,592
T. Rowe Price Group, Inc.	8,209	503,951

		20,202,838

Commercial Banks 5.8%
AmSouth Bancorp	22,749	568,270
Bank of America Corp.	258,762	12,071,247
BB&T Corp.	35,386	1,385,362
Comerica, Inc.	10,927	623,713
Compass Bancshares, Inc.	7,857	356,786
Fifth Third Bancorp	37,888	1,696,246
First Horizon National Corp.	7,888	335,635
[4]

EVERGREEN MARKET INDEX FUND SCHEDULE OF INVESTMENTS continued
February 28, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Commercial Banks continued
Huntington Bancshares, Inc.	14,805	$333,409
KeyCorp	26,049	859,617
M&T Bank Corp.	7,440	736,634
Marshall & Ilsley Corp.	14,314	579,574
National City Corp.	43,405	1,552,597
North Fork Bancorp, Inc.	30,151	868,650
PNC Financial Services Group, Inc.	18,107	953,153
Regions Financial Corp.	29,776	960,574
SunTrust Banks, Inc.	23,753	1,720,667
Synovus Financial Corp.	19,837	538,773
U.S. Bancorp	119,616	3,558,576
Wachovia Corp. °	102,734	5,445,929
Wells Fargo & Co.	108,386	6,435,961
Zions Bancorp	5,744	379,678

		41,961,051

Consumer Finance 1.3%
American Express Co.	80,411	4,354,256
Capital One Financial Corp.	15,549	1,192,297
MBNA Corp.	81,852	2,076,585
Providian Financial Corp. *	18,778	322,043
SLM Corp.	27,536	1,343,757

		9,288,938

Diversified Financial Services 3.6%
CIT Group, Inc.	13,465	543,313
Citigroup, Inc.	332,471	15,865,516
JPMorgan Chase & Co.	228,222	8,341,514
Moody’s Corp.	9,475	795,047
Principal Financial Group, Inc.	19,665	767,328

		26,312,718

Insurance 4.3%
ACE, Ltd.	18,207	809,483
AFLAC, Inc.	32,415	1,242,467
Allstate Corp.	43,961	2,359,827
AMBAC Financial Group, Inc.	6,962	541,504
American International Group, Inc.	166,857	11,146,048
AON Corp.	20,273	496,891
Chubb Corp.	12,272	970,838
Cincinnati Financial Corp.	10,766	481,563
Hartford Financial Services Group, Inc.	18,816	1,353,811
Jefferson-Pilot Corp.	8,746	428,204
Lincoln National Corp.	11,185	524,017
Loews Corp.	11,884	847,092
Marsh & McLennan Co.	33,757	1,102,166
MBIA, Inc.	9,015	528,279
MetLife, Inc.	47,684	1,956,951
Progressive Corp.	12,826	1,117,145
Prudential Financial, Inc.	32,864	1,873,248
SAFECO Corp.	8,125	387,481
St. Paul Travelers Companies, Inc.	42,888	1,643,468
Torchmark Corp.	6,926	360,914
UnumProvident Corp.	18,994	321,379
XL Capital, Ltd., Class A	8,883	666,225

		31,159,001

[5]

EVERGREEN MARKET INDEX FUND SCHEDULE OF INVESTMENTS continued
February 28, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Real Estate 0.5%
Apartment Investment & Management Co., Class A REIT	6,072	$232,315
Archstone-Smith, Inc. REIT	12,536	424,093
Equity Office Properties Trust REIT	25,833	779,382
Equity Residential Properties Trust REIT	18,115	594,353
Plum Creek Timber Co., Inc. REIT	11,760	441,588
ProLogis REIT	11,781	468,412
Simon Property Group, Inc. REIT	14,169	877,911

		3,818,054

Thrifts & Mortgage Finance 1.6%
Countrywide Financial Corp.	37,183	1,292,109
Fannie Mae	62,007	3,624,929
Freddie Mac	44,174	2,738,788
Golden West Financial Corp.	19,616	1,214,034
MGIC Investment Corp.	6,200	388,988
Sovereign Bancorp, Inc.	24,010	550,790
Washington Mutual, Inc.	55,932	2,346,907

		12,156,545

HEALTH CARE 12.6%
Biotechnology 1.2%
Amgen, Inc. *	81,369	5,013,144
Applera Corp. - Applied Biosystems Group	12,558	257,941
Biogen Idec, Inc. *	21,368	825,873
Chiron Corp. *	11,970	425,893
Genzyme Corp. *	15,879	890,653
Gilead Sciences, Inc.	27,734	958,210
MedImmune, Inc. *	15,934	383,691

		8,755,405

Health Care Equipment & Supplies 2.3%
Bausch & Lomb, Inc.	3,425	242,456
Baxter International, Inc.	39,492	1,408,285
Becton, Dickinson & Co.	16,226	971,451
Biomet, Inc.	16,217	684,682
Boston Scientific Corp. *	54,100	1,766,906
C.R. Bard, Inc.	6,704	445,816
Fisher Scientific International, Inc. *	7,514	455,724
Guidant Corp.	20,408	1,497,743
Hospira, Inc. *	10,000	296,000
Medtronic, Inc.	77,435	4,035,912
Millipore Corp. *	3,186	144,198
PerkinElmer, Inc.	8,206	182,009
St. Jude Medical, Inc. *	22,905	895,585
Stryker Corp.	25,755	1,278,993
Thermo Electron Corp. *	10,247	281,383
Waters Corp. *	7,741	378,148
Zimmer Holdings, Inc. *	15,715	1,349,918

		16,315,209

Health Care Providers & Services 2.4%
Aetna, Inc.	9,459	1,381,203
AmerisourceBergen Corp.	7,118	426,368
Cardinal Health, Inc.	27,680	1,620,664
Caremark Rx, Inc. *	29,121	1,114,752
CIGNA Corp.	8,601	780,971
[6]

EVERGREEN MARKET INDEX FUND SCHEDULE OF INVESTMENTS continued
February 28, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Providers & Services continued
Express Scripts, Inc. *	4,868	$366,512
HCA, INC	26,985	1,273,962
Health Management Associates, Inc.	15,593	358,171
Humana, Inc. *	10,212	339,753
IMS Health, Inc.	14,860	361,841
Laboratory Corp. of America Holdings *	8,862	424,401
Manor Care, Inc.	5,537	188,646
McKesson Corp.	18,829	703,075
Medco Health Solutions, Inc. *	17,457	775,440
Quest Diagnostics, Inc.	6,483	644,410
Tenet Healthcare Corp. *	29,896	326,165
UnitedHealth Group, Inc.	41,873	3,817,143
WellPoint, Inc. *	18,909	2,308,032

		17,211,509

Pharmaceuticals 6.7%
Abbott Laboratories	99,771	4,588,468
Allergan, Inc.	8,411	632,339
Bristol-Myers Squibb Co.	124,642	3,119,789
Eli Lilly & Co.	72,496	4,059,776
Forest Laboratories, Inc. *	23,601	1,007,763
Johnson & Johnson	190,122	12,472,003
King Pharmaceuticals, Inc. *	15,475	147,786
Merck & Co., Inc.	142,065	4,503,461
Mylan Laboratories, Inc.	17,240	303,424
Pfizer, Inc.	482,459	12,683,847
Schering-Plough Corp.	94,350	1,787,933
Watson Pharmaceuticals, Inc. *	7,015	222,656
Wyeth	85,473	3,489,008

		49,018,253

INDUSTRIALS 11.5%
Aerospace & Defense 2.1%
Boeing Co.	53,787	2,956,671
General Dynamics Corp.	12,831	1,351,746
Goodrich Corp.	7,619	282,132
Honeywell International, Inc.	55,105	2,092,337
L-3 Communications Holdings, Inc.	7,377	531,882
Lockheed Martin Corp.	28,359	1,679,420
Northrop Grumman Corp.	23,589	1,247,858
Raytheon Co.	28,960	1,107,430
Rockwell Collins, Inc.	11,310	520,826
United Technologies Corp.	32,739	3,269,971

		15,040,273

Air Freight & Logistics 1.1%
FedEx Corp.	19,255	1,882,754
Ryder System, Inc.	4,119	174,893
United Parcel Service, Inc., Class B	71,801	5,563,859

		7,621,506

Airlines 0.1%
Delta Air Lines, Inc. *	8,921	41,393
Southwest Airlines Co.	49,942	691,697

		733,090

[7]

EVERGREEN MARKET INDEX FUND SCHEDULE OF INVESTMENTS continued
February 28, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Building Products 0.2%
American Standard Companies, Inc. *	13,743	$629,429
Masco Corp.	28,700	967,764

		1,597,193

Commercial Services & Supplies 1.0%
Allied Waste Industries, Inc. *	20,388	167,589
Apollo Group, Inc., Class A *	11,867	873,886
Avery Dennison Corp.	7,076	429,513
Cendant Corp.	67,448	1,491,950
Cintas Corp.	10,996	481,405
Equifax, Inc.	8,654	262,995
H&R Block, Inc.	10,552	562,422
Monster Worldwide, Inc. *	7,629	220,097
Pitney Bowes, Inc.	14,774	677,536
R. R. Donnelley & Sons Co.	14,068	467,198
Robert Half International, Inc.	11,107	323,991
Waste Management, Inc.	36,652	1,071,704

		7,030,286

Construction & Engineering 0.0%
Fluor Corp.	5,368	336,842

Electrical Equipment 0.4%
American Power Conversion Corp.	12,253	269,811
Cooper Industries, Ltd., Class A	5,879	407,826
Emerson Electric Co.	26,889	1,783,279
Power-One, Inc. *	5,377	31,294
Rockwell Automation, Inc.	11,800	733,370

		3,225,580

Industrial Conglomerates 4.5%
3M Co.	49,875	4,186,507
General Electric Co.	677,283	23,840,362
Textron, Inc.	8,810	681,454
Tyco International, Ltd.	128,869	4,314,534

		33,022,857

Machinery 1.5%
Caterpillar, Inc.	21,861	2,077,888
Cummins, Inc.	2,916	214,064
Danaher Corp.	19,771	1,070,995
Deere & Co.	15,897	1,130,436
Dover Corp.	13,028	503,793
Eaton Corp.	9,731	678,737
Illinois Tool Works, Inc.	18,943	1,700,134
Ingersoll-Rand Co., Ltd., Class A	11,033	929,530
ITT Industries, Inc.	5,914	520,136
Navistar International Corp. *	4,473	176,505
Paccar, Inc.	11,129	837,569
Pall Corp.	7,944	215,044
Parker Hannifin Corp.	7,654	503,633

		10,558,464

[8]

EVERGREEN MARKET INDEX FUND SCHEDULE OF INVESTMENTS continued
February 28, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Road & Rail 0.5%
Burlington Northern Santa Fe Corp.	24,083	$1,210,652
CSX Corp.	13,763	568,550
Norfolk Southern Corp.	25,369	910,493
Union Pacific Corp.	16,630	1,055,174

		3,744,869

Trading Companies & Distributors 0.1%
W.W. Grainger, Inc.	5,771	362,303

INFORMATION TECHNOLOGY 15.1%
Communications Equipment 2.4%
ADC Telecommunications, Inc. *	51,819	119,184
Andrew Corp. *	10,301	124,642
Avaya, Inc. *	29,328	410,592
CIENA Corp. *	36,629	72,525
Cisco Systems, Inc. *	421,839	7,348,435
Comverse Technology, Inc. *	12,662	293,885
Corning, Inc. *	89,832	1,030,373
JDS Uniphase Corp. *	92,508	175,765
Lucent Technologies, Inc. *	283,199	869,421
Motorola, Inc.	155,958	2,442,302
QUALCOMM, Inc.	105,005	3,791,731
Scientific-Atlanta, Inc.	9,822	303,500
Tellabs, Inc. *	29,597	209,843

		17,192,198

Computers & Peripherals 3.8%
Apple Computer, Inc.	51,514	2,310,918
Dell, Inc. *	159,152	6,380,404
EMC Corp. *	153,513	1,943,474
Gateway, Inc. *	23,943	112,532
Hewlett-Packard Co.	193,464	4,024,051
International Business Machines Corp.	106,646	9,873,287
Lexmark International, Inc., Class A *	8,270	662,675
NCR Corp.	11,942	465,619
Network Appliance, Inc. *	22,985	689,780
QLogic Corp. *	5,928	238,839
Sun Microsystems, Inc. *	215,449	909,195

		27,610,774

Electronic Equipment & Instruments 0.3%
Agilent Technologies, Inc. *	31,109	746,616
Jabil Circuit, Inc. *	12,909	331,891
Molex, Inc.	12,071	303,344
Sanmina-SCI Corp. *	33,386	185,292
Solectron Corp. *	62,197	307,875
Symbol Technologies, Inc.	15,416	273,326
Tektronix, Inc.	5,766	166,753

		2,315,097

Internet Software & Services 0.4%
Yahoo!, Inc. *	88,075	2,842,180

IT Services 1.0%
Affiliated Computer Services, Inc., Class A *	8,235	425,750
Automatic Data Processing, Inc.	37,319	1,603,224
Computer Sciences Corp. *	12,125	560,539
Convergys Corp. *	9,071	135,974
[9]

EVERGREEN MARKET INDEX FUND SCHEDULE OF INVESTMENTS continued
February 28, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
IT Services continued
Electronic Data Systems Corp.	32,919	$701,175
First Data Corp.	53,162	2,180,705
Fiserv, Inc. *	12,530	475,388
Paychex, Inc.	24,228	773,600
Sabre Holdings, Inc., Class A	8,679	182,953
SunGard Data Systems, Inc. *	18,506	483,192
Unisys Corp. *	21,521	165,281

		7,687,781

Office Electronics 0.1%
Xerox Corp. *	61,090	953,004

Semiconductors & Semiconductor Equipment 3.1%
Advanced Micro Devices, Inc. *	24,723	431,416
Altera Corp. *	23,850	494,649
Analog Devices, Inc.	24,077	884,107
Applied Materials, Inc. *	108,794	1,903,895
Applied Micro Circuits Corp. *	19,741	68,106
Broadcom Corp., Class A *	21,082	679,894
Freescale Semiconductor, Inc., Class B *	24,973	478,982
Intel Corp.	405,071	9,713,603
KLA-Tencor Corp. *	12,521	618,663
Linear Technology Corp.	19,670	768,310
LSI Logic Corp. *	24,660	157,331
Maxim Integrated Products, Inc.	20,836	896,365
Micron Technology, Inc. *	39,233	451,179
National Semiconductor Corp.	22,943	457,713
Novellus Systems, Inc. *	8,955	264,486
NVIDIA Corp. *	10,648	308,686
PMC-Sierra, Inc. *	11,417	113,599
Teradyne, Inc. *	12,440	191,825
Texas Instruments, Inc.	110,696	2,930,123
Xilinx, Inc.	22,314	673,883

		22,486,815

Software 4.0%
Adobe Systems, Inc.	15,287	943,972
Autodesk, Inc.	14,702	436,943
BMC Software, Inc. *	14,219	212,574
Citrix Systems, Inc.	10,852	244,170
Computer Associates International, Inc.	37,518	1,016,363
Compuware Corp. *	24,802	167,662
Electronic Arts, Inc. *	19,561	1,261,489
Intuit, Inc. *	12,007	513,900
Mercury Interactive Corp. *	5,408	248,119
Microsoft Corp.	696,467	17,537,039
Novell, Inc. *	24,080	126,179
Oracle Corp. *	328,545	4,241,516
Parametric Technology Corp. *	17,241	99,136
Siebel Systems, Inc. *	32,555	277,694
Symantec Corp. *	45,455	1,000,465
Veritas Software Corp. *	27,043	654,981

		28,982,202

[10]

EVERGREEN MARKET INDEX FUND SCHEDULE OF INVESTMENTS continued
February 28, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
MATERIALS 3.2%
Chemicals 1.8%
Air Products & Chemicals, Inc.	14,562	$911,872
Dow Chemical Co.	60,410	3,331,612
DuPont	63,627	3,391,319
Eastman Chemical Co.	4,992	288,238
Ecolab, Inc.	16,509	523,500
Engelhard Corp.	7,835	237,009
Great Lakes Chemical Corp.	3,271	87,336
Hercules, Inc. *	7,173	102,861
International Flavors & Fragrances, Inc.	6,037	249,268
Monsanto Co.	16,938	995,616
PPG Industries, Inc.	11,012	792,313
Praxair, Inc.	20,803	932,598
Rohm & Haas Co.	14,404	693,841
Sigma-Aldrich Corp.	4,423	272,501

		12,809,884

Construction Materials 0.0%
Vulcan Materials Co.	6,561	379,619

Containers & Packaging 0.2%
Ball Corp.	7,214	320,302
Bemis Co., Inc.	6,851	204,434
Pactiv Corp. *	9,509	214,999
Sealed Air Corp. *	5,353	279,801
Temple-Inland, Inc.	3,587	287,677

		1,307,213

Metals & Mining 0.7%
Alcoa, Inc.	55,766	1,791,204
Allegheny Technologies, Inc.	6,118	150,564
Freeport-McMoRan Copper & Gold, Inc., Class B	11,437	478,295
Newmont Mining Corp.	28,438	1,280,279
Nucor Corp.	10,192	635,369
Phelps Dodge Corp.	6,116	651,048
United States Steel Corp.	7,283	454,168

		5,440,927

Paper & Forest Products 0.5%
Georgia-Pacific Corp.	16,533	592,047
International Paper Co.	31,172	1,164,274
Louisiana-Pacific Corp.	7,050	185,203
MeadWestvaco Corp.	12,982	407,116
Weyerhaeuser Co.	15,367	1,028,513

		3,377,153

TELECOMMUNICATION SERVICES 3.0%
Diversified Telecommunication Services 2.7%
ALLTEL Corp.	19,460	1,113,112
AT&T Corp.	50,986	990,658
BellSouth Corp.	117,348	3,027,578
CenturyTel, Inc.	8,621	290,010
Citizens Communications Co.	21,490	286,677
Qwest Communications International, Inc. *	116,333	453,699
SBC Communications, Inc.	212,396	5,108,124
Sprint Corp.	94,235	2,231,485
Verizon Communications, Inc.	177,388	6,380,646

		19,881,989

[11]

EVERGREEN MARKET INDEX FUND SCHEDULE OF INVESTMENTS continued
February 28, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES continued
Wireless Telecommunication Services 0.3%
Nextel Communications, Inc., Class A *	71,192	$2,095,181

UTILITIES 3.0%
Electric Utilities 2.0%
Allegheny Energy, Inc. *	8,793	166,451
Ameren Corp.	12,479	642,294
American Electric Power Co., Inc.	25,350	846,690
CenterPoint Energy, Inc.	19,720	236,246
Cinergy Corp.	12,274	496,483
Consolidated Edison, Inc.	15,504	662,796
DTE Energy Co.	11,144	492,788
Edison International Corp.	20,872	677,923
Entergy Corp.	14,321	989,868
Exelon Corp.	42,445	1,925,305
FirstEnergy Corp.	21,130	871,401
FPL Group, Inc.	11,889	943,392
PG&E Corp. *	25,826	908,559
Pinnacle West Capital Corp.	5,866	244,906
PPL Corp.	12,111	660,534
Progress Energy, Inc.	15,827	685,942
Southern Co.	47,387	1,522,070
TECO Energy, Inc.	12,792	203,265
TXU Corp.	15,389	1,173,411
Xcel Energy, Inc.	25,647	454,465

		14,804,789

Gas Utilities 0.1%
Keyspan Corp.	10,288	406,890
Nicor, Inc.	2,824	105,307
NiSource, Inc.	17,322	392,170
Peoples Energy	2,411	103,143

		1,007,510

Multi-Utilities & Unregulated Power 0.9%
AES Corp. *	41,564	695,781
Calpine Corp. *	34,229	113,298
CMS Energy Corp. *	12,475	151,447
Constellation Energy Group, Inc.	11,266	579,861
Dominion Resources, Inc.	21,233	1,529,413
Duke Energy Corp.	61,286	1,654,109
Dynegy, Inc., Class A *	24,346	101,279
Public Service Enterprise Group, Inc.	15,229	830,742
Sempra Energy	14,952	598,080

		6,254,010

Total Common Stocks (cost $549,884,671)		718,840,627

[12]

EVERGREEN MARKET INDEX FUND SCHEDULE OF INVESTMENTS continued
February 28, 2005 (unaudited)
	Principal Amount	Value

SHORT-TERM INVESTMENTS 0.9%
U.S. TREASURY OBLIGATIONS 0.0%
U.S. TREASURY BILLS:
2.15%, 03/17/2005 ƒ+	$200,000	$199,809
2.46%, 05/12/2005 ƒ+	125,000	124,385
2.52%, 05/19/2005 ƒ+	100,000	99,447

		423,641

	Shares	Value

MUTUAL FUND SHARES 0.9%
Evergreen Institutional Money Market Fund ø	6,324,243	6,324,243

Total Short-Term Investments (cost $6,747,884)		6,747,884

Total Investments (cost $556,632,555) 99.8%		725,588,511
Other Assets and Liabilities 0.2%		1,248,922

Net Assets 100.0%		726,837,433

*	Non-income producing security
°	Investment in non-controlled affiliate. The Fund owns shares of Wachovia Corporation with a cost basis of $3,607,453 at February 28, 2005. The Fund earned $47,258 of income from Wachovia Corporation for the period from June 1, 2004 to February 28, 2005.
ƒ	All or a portion of these securities were pledged to cover initial margin requirements for open futures contracts.
+	Rate shown represents the yield to maturity at date of purchase.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt
REIT	Real Estate Investment Trust

At February 28, 2005, the Fund had open futures contracts outstanding as follows:

Expiration	Contracts	Initial Contract Amount	Value at February 28, 2005	Unrealized Gain
March 2005	18 S&P 500	$5,387,012	$5,418,450	$31,438
March 2005	20 E-mini S&P 500	1,185,890	1,204,100	18,210

On February 28, 2005, the aggregate cost of securities for federal income tax purposes was $556,875,606. The gross unrealized appreciation and depreciation on securities based on tax cost was $184,464,840 and $15,751,935, respectively, with a net unrealized appreciation of $168,712,905.

[13]

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS
February 28, 2005 (unaudited)
	Shares	Value

COMMON STOCKS 99.4%
CONSUMER DISCRETIONARY 14.2%
Auto Components 0.1%
BorgWarner, Inc.	1,664	$87,776
Gentex Corp.	9,536	323,366
Johnson Controls, Inc.	5,794	342,425

		753,567

Automobiles 0.3%
Harley-Davidson, Inc.	36,435	2,254,598

Hotels, Restaurants & Leisure 1.8%
Applebee’s International, Inc.	10,169	289,918
Brinker International, Inc. *	10,081	381,667
Cheesecake Factory, Inc. *	9,594	326,484
Choice Hotels International, Inc.	2,286	135,171
Darden Restaurants, Inc.	8,744	234,339
GTECH Holdings Corp.	14,647	342,007
Harrah’s Entertainment, Inc.	7,618	499,665
Hilton Hotels Corp.	40,465	852,193
International Game Technology	43,073	1,312,004
International Speedway Corp., Class A	3,735	199,075
Mandalay Resort Group	8,328	590,205
Marriott International, Inc., Class A	20,935	1,341,933
MGM Mirage *	1,414	104,876
Outback Steakhouse, Inc.	6,893	309,565
Ruby Tuesday, Inc.	8,217	198,687
Starbucks Corp. *	48,950	2,536,100
Starwood Hotels & Resorts Worldwide, Inc., Class B	9,173	525,063
Station Casinos, Inc.	5,232	318,838
Wendy’s International, Inc.	1,788	67,676
Wynn Resorts, Ltd. *	4,084	292,292
Yum! Brands, Inc.	35,727	1,742,763

		12,600,521

Household Durables 1.0%
Black & Decker Corp.	8,533	707,556
Centex Corp.	7,355	467,704
D.R. Horton, Inc.	15,736	688,607
Fortune Brands, Inc.	16,971	1,374,651
Harman International Industries, Inc.	7,264	814,803
Hovnanian Enterprises, Inc., Class A *	3,155	173,525
KB Home	226	28,205
Leggett & Platt, Inc.	8,935	247,231
Lennar Corp., Class A	6,845	416,313
M.D.C Holdings, Inc.	2,125	169,193
Maytag Corp.	5,369	81,824
Mohawk Industries, Inc. *	3,367	302,155
Newell Rubbermaid, Inc.	2,510	55,948
NVR, Inc. *	665	526,846
Pulte Homes, Inc.	5,410	422,088
Ryland Group, Inc.	921	64,056
Standard Pacific Corp.	236	18,880
Toll Brothers, Inc. *	2,644	232,804

		6,792,389

[1]

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued
February 28, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Internet & Catalog Retail 1.1%
Amazon.com, Inc. *	36,650	$1,289,347
eBay, Inc. *	128,216	5,492,773
IAC/InterActiveCorp *	20,031	450,698
Netflix, Inc. *	4,310	46,117

		7,278,935

Leisure Equipment & Products 0.2%
Brunswick Corp.	6,794	316,872
Marvel Enterprises, Inc. *	8,783	154,756
Mattel, Inc.	22,839	477,792
Polaris Industries, Inc.	5,302	370,027

		1,319,447

Media 3.1%
Belo Corp.	7,266	171,478
Cablevision Systems Corp., Class A *	18,363	570,355
Citadel Broadcasting Corp. *	3,197	45,142
Clear Channel Communications, Inc.	26,855	893,734
Cox Radio, Inc., Class A *	2,028	32,570
Dex Media, Inc.	4,198	95,463
DIRECTV Group, Inc. *	70,345	1,055,878
Dow Jones & Co., Inc.	7,229	268,196
DreamWorks Animation, Inc. *	1,719	62,451
E.W. Scripps Co., Class A	7,775	358,894
EchoStar Communications Corp., Class A *	27,948	831,453
Entercom Communications Corp. *	2,530	87,083
Fox Entertainment Group, Inc., Class A *	5,811	193,506
Gemstar-TV Guide International, Inc. *	11,820	52,717
Getty Images, Inc. *	5,324	379,814
Harte-Hanks, Inc.	6,276	168,197
Interpublic Group of Companies, Inc. *	34,907	458,678
John Wiley & Sons, Inc., Class A	5,798	201,480
Knight Ridder, Inc.	1,652	108,206
Lamar Advertising Co., Class A *	8,139	319,781
Liberty Media Corp., Class A *	159,513	1,617,462
Liberty Media International, Inc., Class A *	12,827	554,511
McGraw-Hill Companies, Inc.	23,648	2,172,069
Media General, Inc., Class A	1,402	89,714
Meredith Corp.	4,515	207,193
Metro-Goldwyn-Mayer Studios, Inc.	1,970	23,463
New York Times Co., Class A	16,704	612,369
Omnicom Group, Inc.	19,814	1,804,461
Pixar, Inc. *	2,999	268,201
Radio One, Inc., Class D *	4,784	65,397
Regal Entertainment Group, Class A	666	12,827
Time Warner, Inc. *	101,797	1,753,962
UnitedGlobalCom, Inc., Class A *	33,669	313,122
Univision Communications, Inc., Class A *	17,183	453,459
Viacom, Inc., Class B	47,520	1,658,448
Walt Disney Co.	75,242	2,102,261
Washington Post Co., Class B	679	609,742
Westwood One, Inc. *	9,335	203,876
XM Satellite Radio Holdings, Inc., Class A *	19,787	652,180

		21,529,793

[2]

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued
February 28, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Multi-line Retail 1.4%
Big Lots, Inc. *	5,986	$69,857
Dollar General Corp.	36,427	773,345
Dollar Tree Stores, Inc. *	14,023	377,920
Family Dollar Stores, Inc.	18,675	614,781
Kohl’s Corp. *	37,045	1,773,344
Nordstrom, Inc.	8,982	482,872
Target Corp.	112,713	5,728,075

		9,820,194

Specialty Retail 4.7%
Abercrombie & Fitch Co., Class A	10,758	577,705
Advance Auto Parts, Inc.	9,154	461,178
American Eagle Outfitters, Inc.	6,066	328,353
AnnTaylor Stores Corp. *	5,712	126,578
AutoZone, Inc. *	6,855	664,249
Barnes & Noble, Inc. *	610	20,838
Bed Bath & Beyond, Inc. *	37,093	1,391,729
Best Buy Co., Inc.	32,692	1,766,022
Blockbuster, Inc., Class A	6,554	58,134
Cabela’s, Inc. *	781	16,534
CarMax, Inc. *	12,818	422,994
Chico’s FAS, Inc. *	22,010	648,194
Circuit City Stores, Inc.	4,245	66,349
Claire’s Stores, Inc.	9,977	229,571
Foot Locker, Inc.	8,071	220,338
Gap, Inc.	76,681	1,635,606
Home Depot, Inc.	253,788	10,156,596
Limited Brands, Inc.	2,379	56,573
Lowe’s Companies, Inc.	97,053	5,704,775
Michaels Stores, Inc.	16,968	541,109
O’Reilly Automotive, Inc. *	6,012	306,011
Pacific Sunwear of California, Inc. *	9,464	243,793
PETCO Animal Supplies, Inc. *	5,089	180,354
PETsMART, Inc.	17,821	543,540
Pier 1 Imports, Inc.	4,953	90,392
RadioShack Corp.	19,855	586,914
Regis Corp.	2,306	90,856
Rent-A-Center, Inc. *	5,400	140,130
Ross Stores, Inc.	18,595	520,660
Sherwin-Williams Co.	1,281	56,748
Staples, Inc.	61,403	1,935,423
Talbots, Inc.	2,279	63,516
Tiffany & Co.	18,137	546,830
TJX Companies, Inc.	61,318	1,497,386
Urban Outfitters, Inc. *	5,635	234,360
Weight Watchers International, Inc. *	5,033	216,419
Williams-Sonoma, Inc. *	11,520	399,629

		32,746,386

Textiles, Apparel & Luxury Goods 0.5%
Coach, Inc. *	23,231	1,290,017
Columbia Sportswear Co. *	1,754	98,312
Fossil, Inc. *	4,868	125,594
Nike, Inc., Class B	20,173	1,754,042
[3]

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued
February 28, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Textiles, Apparel & Luxury Goods continued
Polo Ralph Lauren Corp., Class A	772	$30,417
Reebok International, Ltd.	909	40,142
Timberland Co., Class A *	2,479	172,638

		3,511,162

CONSUMER STAPLES 12.7%
Beverages 3.7%
Anheuser-Busch Companies, Inc.	90,245	4,282,125
Brown-Forman Corp., Class B	3,617	184,105
Coca-Cola Co.	232,527	9,952,156
Pepsi Bottling Group, Inc.	16,995	462,604
PepsiCo, Inc.	199,560	10,748,302

		25,629,292

Food & Staples Retailing 3.7%
7-Eleven, Inc. *	3,125	78,500
Costco Wholesale Corp.	3,513	163,671
CVS Corp.	5,591	278,600
Rite Aid Corp. *	47,615	166,653
SYSCO Corp.	78,936	2,716,977
Wal-Mart Stores, Inc.	316,604	16,339,932
Walgreen Co.	126,481	5,417,181
Whole Foods Market, Inc.	7,632	784,722

		25,946,236

Food Products 0.8%
Campbell Soup Co.	14,148	391,900
H.J. Heinz Co.	22,254	837,640
Hershey Foods Corp.	16,658	1,049,454
Kellogg Co.	17,285	760,540
McCormick & Co., Inc.	12,816	486,880
Sara Lee Corp.	47,417	1,062,141
Wm. Wrigley Jr. Co.	18,199	1,211,325

		5,799,880

Household Products 3.1%
Church & Dwight Co., Inc.	7,600	268,812
Clorox Co.	13,090	785,923
Colgate-Palmolive Co.	54,650	2,892,078
Energizer Holdings, Inc. *	3,877	229,635
Kimberly-Clark Corp.	25,993	1,715,018
Procter & Gamble Co.	289,410	15,364,777

		21,256,243

Personal Products 1.4%
Alberto-Culver Co.	7,446	389,203
Avon Products, Inc.	58,251	2,491,395
Estee Lauder Companies, Inc., Class A	13,353	587,265
Gillette Co.	114,585	5,757,896
NBTY, Inc. *	6,731	170,227

		9,395,986

ENERGY 1.7%
Energy Equipment & Services 1.3%
Baker Hughes, Inc.	41,120	1,944,154
BJ Services Co.	19,863	992,356
Cooper Cameron Corp. *	1,392	80,304
[4]

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued
February 28, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
ENERGY continued
Energy Equipment & Services continued
Diamond Offshore Drilling, Inc.	3,809	$188,546
ENSCO International, Inc.	10,402	418,993
FMC Technologies, Inc. *	8,297	286,578
Grant Prideco, Inc. *	15,086	364,478
Halliburton Co.	54,334	2,389,066
National Oilwell, Inc. *	6,800	308,312
Patterson-UTI Energy, Inc.	19,034	475,850
Pride International, Inc. *	6,657	163,895
Rowan Companies, Inc.	6,622	209,785
Smith International, Inc.	12,886	828,054
Tidewater, Inc.	3,589	148,118
Varco International, Inc. *	1,640	61,844

		8,860,333

Oil & Gas 0.4%
Burlington Resources, Inc.	5,779	286,812
Kinder Morgan, Inc.	1,889	151,441
Newfield Exploration Co. *	3,745	278,066
Patina Oil & Gas Corp.	8,707	350,544
Pioneer Natural Resources Co.	3,100	130,727
Pogo Producing Co.	1,601	77,825
XTO Energy, Inc.	31,566	1,436,884

		2,712,299

FINANCIALS 9.0%
Capital Markets 1.3%
American Capital Strategies, Ltd.	3,700	128,390
Ameritrade Holding Corp. *	29,124	309,588
Bank of New York Co.	12,766	386,171
Blackrock, Inc., Class A	2,265	175,787
Charles Schwab Corp.	108,481	1,139,051
E*TRADE Financial Corp. *	25,759	341,822
Eaton Vance Corp.	16,792	452,712
Federated Investors, Inc., Class B	9,157	270,498
Franklin Resources, Inc.	2,327	163,332
Goldman Sachs Group, Inc.	2,585	281,248
Investors Financial Services Corp.	8,161	409,029
Legg Mason, Inc.	12,922	1,042,030
Mellon Financial Corp.	16,035	459,884
Morgan Stanley	17,233	973,148
Northern Trust Corp.	7,207	304,496
Nuveen Investments, Inc., Class A	1,644	67,075
SEI Investments Co.	7,897	291,873
State Street Corp.	20,154	883,753
T. Rowe Price Group, Inc.	13,434	824,713
Waddell & Reed Financial, Inc., Class A	10,185	211,848

		9,116,448

Commercial Banks 0.7%
Commerce Bancorp, Inc.	8,522	522,228
Fifth Third Bancorp	51,114	2,288,374
North Fork Bancorp, Inc.	10,498	302,447
Synovus Financial Corp.	26,036	707,138
TCF Financial Corp.	15,371	425,008
U.S. Bancorp	20,590	612,552
[5]

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued
February 28, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Commercial Banks continued
UCBH Holdings, Inc.	5,574	$230,708
Valley National Bancorp	719	18,687
Westcorp, Inc.	1,008	45,612

		5,152,754

Consumer Finance 2.2%
American Express Co.	139,294	7,542,770
Capital One Financial Corp.	21,310	1,634,051
First Marblehead Corp. *	2,295	159,617
MBNA Corp.	102,780	2,607,529
MoneyGram International, Inc.	4,843	99,669
Providian Financial Corp. *	9,993	171,380
SLM Corp.	54,188	2,644,374
WFS Financial, Inc. *	372	18,715

		14,878,105

Diversified Financial Services 0.3%
CapitalSource, Inc. *	7,940	182,620
Chicago Mercantile Exchange Holdings, Inc.	4,078	842,596
Instinet Group, Inc. *	844	5,102
Moody’s Corp.	15,505	1,301,025

		2,331,343

Insurance 2.8%
AFLAC, Inc.	56,632	2,170,705
AMBAC Financial Group, Inc.	3,198	248,740
American International Group, Inc.	189,488	12,657,798
Arthur J. Gallagher & Co.	10,580	315,919
Brown & Brown, Inc.	6,691	310,462
Genworth Financial, Inc., Class A	2,486	70,006
HCC Insurance Holdings, Inc.	2,215	83,063
Markel Corp. *	463	165,523
Marsh & McLennan Co.	64,600	2,109,190
Progressive Corp.	3,880	337,948
Prudential Financial, Inc.	10,950	624,150
Transatlantic Holdings, Inc.	348	23,351
Unitrin, Inc.	2,455	115,090
W.R. Berkley Corp.	633	32,511

		19,264,456

Real Estate 0.3%
Catellus Development Corp. REIT	12,714	351,033
CBL & Associates Properties, Inc. REIT	1,156	86,134
Friedman, Billings, Ramsey Group, Inc., Class A REIT	9,587	177,839
General Growth Properties, Inc. REIT	3,362	117,334
Regency Centers Corp. REIT	4,365	222,615
The Mills Corp. REIT	2,701	145,854
The St. Joe Co.	6,827	495,982
Ventas, Inc. REIT	5,686	146,812
Weingarten Realty Investors REIT	8,445	311,029

		2,054,632

Thrifts & Mortgage Finance 1.4%
Doral Financial Corp.	10,643	422,101
Fannie Mae	119,634	6,993,804
Freddie Mac	6,714	416,268
Fremont General Corp.	5,668	142,493
Golden West Financial Corp.	9,730	602,190
[6]

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued
February 28, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Thrifts & Mortgage Finance continued
Hudson City Bancorp, Inc.	8,274	$307,793
IndyMac Bancorp, Inc.	3,628	130,572
NewAlliance Bancshares, Inc.	11,077	158,401
Radian Group, Inc.	4,049	195,688
W Holding Co., Inc.	7,924	91,364

		9,460,674

HEALTH CARE 24.0%
Biotechnology 3.2%
Affymetrix, Inc. *	7,459	318,723
Amgen, Inc. *	159,952	9,854,643
Amylin Pharmaceuticals, Inc. *	12,658	271,134
Biogen Idec, Inc. *	39,804	1,538,425
Celgene Corp. *	20,202	553,030
Cephalon, Inc. *	6,925	339,810
Charles River Laboratories International, Inc. *	7,434	342,707
Chiron Corp. *	13,529	481,362
Eyetech Pharmaceuticals, Inc. *	697	23,098
Gen-Probe, Inc. *	6,073	309,176
Genentech, Inc. *	54,751	2,584,247
Genzyme Corp. *	30,222	1,695,152
Gilead Sciences, Inc. *	52,915	1,828,213
ICOS Corp. *	3,165	70,010
ImClone Systems, Inc. *	8,233	364,393
Invitrogen Corp. *	3,151	220,444
Martek Biosciences Corp. *	3,406	228,202
MedImmune, Inc. *	30,708	739,449
Millennium Pharmaceuticals, Inc. *	20,165	173,419
Neurocrine Biosciences, Inc. *	4,487	179,615
OSI Pharmaceuticals, Inc. *	6,121	334,390
Protein Design Labs, Inc. *	2,057	30,814

		22,480,456

Health Care Equipment & Supplies 4.7%
Bausch & Lomb, Inc.	4,119	291,584
Baxter International, Inc.	68,627	2,447,239
Beckman Coulter, Inc.	7,606	535,843
Becton, Dickinson & Co.	31,267	1,871,955
Biomet, Inc.	31,408	1,326,046
Boston Scientific Corp. *	81,647	2,666,591
C.R. Bard, Inc.	12,880	856,520
Cooper Companies, Inc.	4,980	410,103
Cytyc Corp. *	13,645	311,106
Dade Behring Holdings, Inc. *	4,550	285,331
DENTSPLY International, Inc.	9,942	546,512
Edwards Lifesciences Corp. *	7,338	315,607
Fisher Scientific International, Inc. *	13,452	815,864
Guidant Corp.	38,721	2,841,734
Hillenbrand Industries, Inc.	1,562	88,113
IDEXX Laboratories, Inc. *	4,287	237,714
Inamed Corp. *	4,379	298,560
Kinetic Concepts, Inc. *	3,218	209,910
Medtronic, Inc.	149,644	7,799,445
Millipore Corp. *	6,090	275,634
PerkinElmer, Inc.	8,151	180,789
ResMed, Inc. *	4,174	246,057
[7]

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued
February 28, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Equipment & Supplies continued
Respironics, Inc. *	4,299	$248,267
St. Jude Medical, Inc. *	43,494	1,700,615
Stryker Corp.	35,323	1,754,140
Thermo Electron Corp. *	11,518	316,284
Varian Medical Systems, Inc.	16,886	606,714
Waters Corp. *	14,754	720,733
Zimmer Holdings, Inc. *	30,124	2,587,652

		32,792,662

Health Care Providers & Services 4.0%
Accredo Health, Inc. *	5,985	255,081
Aetna, Inc.	5,794	846,040
AmerisourceBergen Corp.	3,504	209,890
Andrx Corp. *	8,973	201,444
Cardinal Health, Inc.	53,131	3,110,820
Caremark Rx, Inc. *	32,566	1,246,626
Community Health Systems *	3,847	124,527
Covance, Inc. *	7,750	338,752
Coventry Health Care, Inc. *	12,967	818,218
DaVita, Inc. *	12,258	517,778
Express Scripts, Inc. *	8,177	615,646
HCA, Inc.	20,701	977,294
Health Management Associates, Inc.	26,615	611,347
Henry Schein, Inc. *	4,879	352,947
IMS Health, Inc.	29,008	706,345
Laboratory Corporation of America Holdings *	16,527	791,478
Lincare Holdings, Inc. *	12,275	498,119
Manor Care, Inc.	8,855	301,690
McKesson Corp.	16,276	607,746
Medco Health Solutions, Inc. *	14,556	646,577
Omnicare, Inc.	10,474	361,248
PacifiCare Health Systems, Inc., Class A *	2,424	153,876
Patterson Companies, Inc. *	15,112	749,857
Pharmaceutical Product Development, Inc. *	5,906	251,891
Quest Diagnostics, Inc.	10,052	999,169
Renal Care Group, Inc. *	8,245	324,853
Triad Hospitals, Inc. *	3,389	147,998
UnitedHealth Group, Inc.	82,420	7,513,407
Universal Health Services, Inc., Class B	3,164	149,341
VCA Antech, Inc. *	7,742	155,459
WebMD Corp. *	23,231	175,162
WellChoice, Inc. *	997	51,495
WellPoint, Inc. *	23,722	2,895,507

		27,707,628

Pharmaceuticals 12.1%
Abbott Laboratories	192,539	8,854,869
Allergan, Inc.	16,215	1,219,044
American Pharmaceutical Partners, Inc. *	2,360	123,334
Barr Pharmaceuticals, Inc. *	10,885	519,650
Bristol-Myers Squibb Co.	70,568	1,766,317
Eli Lilly & Co.	120,330	6,738,480
Endo Pharmaceuticals Holdings, Inc. *	5,792	130,494
Eon Labs, Inc. *	3,464	105,167
Forest Laboratories, Inc. *	45,404	1,938,751
IVAX Corp. *	23,089	369,193
[8]

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued
February 28, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Pharmaceuticals continued
Johnson & Johnson	366,468	$24,040,301
Medicis Pharmaceutical Corp., Class A	6,921	239,051
Merck & Co., Inc.	122,344	3,878,305
MGI Pharma, Inc. *	8,695	199,115
Mylan Laboratories, Inc.	33,105	582,648
Nektar Therapeutics *	10,312	178,810
Pfizer, Inc.	941,974	24,764,496
Schering-Plough Corp.	181,698	3,443,177
Sepracor, Inc. *	12,973	836,369
Watson Pharmaceuticals, Inc. *	3,709	117,724
Wyeth	87,576	3,574,852

		83,620,147

INDUSTRIALS 9.1%
Aerospace & Defense 1.3%
Alliant Techsystems, Inc. *	3,027	209,559
Boeing Co.	91,072	5,006,228
General Dynamics Corp.	3,882	408,969
L-3 Communications Holdings, Inc.	6,498	468,506
Precision Castparts Corp.	4,260	320,607
Rockwell Collins, Inc.	21,891	1,008,080
United Defense Industries, Inc.	4,632	253,463
United Technologies Corp.	15,227	1,520,873

		9,196,285

Air Freight & Logistics 1.4%
C.H. Robinson Worldwide, Inc.	10,546	577,921
CNF Transportation, Inc.	1,781	81,694
Expeditors International of Washington, Inc.	12,992	721,186
FedEx Corp.	28,100	2,747,618
Ryder System, Inc.	3,755	159,437
United Parcel Service, Inc., Class B	70,547	5,466,687

		9,754,543

Airlines 0.2%
AMR Corp. *	9,439	80,137
jetBlue Airways Corp. *	11,211	202,022
Southwest Airlines Co.	77,062	1,067,309

		1,349,468

Building Products 0.2%
American Standard Companies, Inc.	22,964	1,051,751

Commercial Services & Supplies 1.9%
Allied Waste Industries, Inc. *	14,700	120,834
Apollo Group, Inc., Class A *	17,920	1,319,629
ARAMARK Corp., Class B	12,537	351,412
Avery Dennison Corp.	13,637	827,766
Brinks Co.	6,635	229,969
Career Education Corp. *	12,502	426,943
Cendant Corp.	29,338	648,957
ChoicePoint, Inc. *	10,913	439,794
Cintas Corp.	15,406	674,475
Copart, Inc. *	8,156	190,035
Corinthian Colleges, Inc. *	11,134	192,507
Corporate Executive Board Co.	4,817	301,303
DeVry, Inc. *	7,340	127,569
[9]

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued
February 28, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Commercial Services & Supplies continued
Dun & Bradstreet Corp.	8,779	$539,557
Education Management Corp. *	9,031	264,789
Equifax, Inc.	10,825	328,972
H&R Block, Inc.	20,355	1,084,922
Herman Miller, Inc.	8,887	257,545
HNI Corp.	7,176	313,017
ITT Educational Services, Inc. *	5,643	274,758
Laureate Education, Inc. *	3,801	164,925
Manpower, Inc.	5,314	232,222
Monster Worldwide, Inc. *	12,457	359,384
PHH Corp. *	1,466	30,786
Pitney Bowes, Inc.	15,807	724,909
Robert Half International, Inc.	18,238	532,002
ServiceMaster Co.	21,013	279,263
Stericycle, Inc. *	5,362	246,545
Viad Corp.	1,211	32,697
Waste Management, Inc.	56,616	1,655,452
West Corp. *	1,941	65,431

		13,238,369

Construction & Engineering 0.1%
Fluor Corp.	4,008	251,502
Jacobs Engineering Group, Inc. *	5,516	308,786

		560,288

Electrical Equipment 0.3%
American Power Conversion Corp.	11,586	255,124
Ametek, Inc.	5,896	226,052
Emerson Electric Co.	10,624	704,584
Rockwell Automation, Inc.	14,962	929,888
Roper Industries, Inc.	4,603	297,354

		2,413,002

Industrial Conglomerates 1.9%
3M Co.	96,550	8,104,407
General Electric Co.	151,138	5,320,058

		13,424,465

Machinery 1.6%
Briggs & Stratton Corp.	4,863	191,700
Caterpillar, Inc.	32,246	3,064,982
Danaher Corp.	29,236	1,583,714
Deere & Co.	12,968	922,155
Donaldson Co., Inc.	9,492	302,700
Dover Corp.	20,223	782,023
Graco, Inc.	8,569	331,278
Harsco Corp.	1,740	101,633
Illinois Tool Works, Inc.	30,896	2,772,916
ITT Industries, Inc.	4,207	370,006
Navistar International Corp. *	4,138	163,286
Oshkosh Truck Corp.	3,895	290,762
Pall Corp.	1,335	36,138
SPX Corp.	572	25,465
Timken Co.	4,241	120,020

		11,058,778

[10]

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued
February 28, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Road & Rail 0.1%
J.B. Hunt Transport Services, Inc.	7,053	$332,831
SIRVA, Inc. *	2,496	21,940

		354,771

Trading Companies & Distributors 0.1%
Fastenal Co.	7,522	439,736
Hughes Supply, Inc.	3,521	107,919
MSC Industrial Direct Co., Inc., Class A	3,989	129,044
W.W. Grainger, Inc.	758	47,587

		724,286

INFORMATION TECHNOLOGY 26.2%
Communications Equipment 4.7%
ADC Telecommunications, Inc. *	70,059	161,136
ADTRAN, Inc.	7,850	146,873
Andrew Corp. *	8,647	104,629
Avaya, Inc. *	48,529	679,406
Avocent Corp. *	5,231	179,214
CIENA Corp. *	5,887	11,656
Cisco Systems, Inc. *	834,692	14,540,335
Comverse Technology, Inc. *	13,372	310,364
Corning, Inc. *	142,801	1,637,927
Foundry Networks, Inc. *	9,710	100,693
Harris Corp.	5,414	361,114
JDS Uniphase Corp. *	170,104	323,198
Juniper Networks, Inc. *	65,420	1,409,147
Motorola, Inc.	289,385	4,531,769
Plantronics, Inc.	5,877	214,158
Polycom, Inc. *	7,966	128,969
QUALCOMM, Inc.	200,033	7,223,192
Tellabs, Inc. *	23,005	163,105
UTStarcom, Inc. *	9,769	125,532

		32,352,417

Computers & Peripherals 5.0%
Apple Computer, Inc. *	49,930	2,239,860
Avid Technology, Inc. *	4,192	280,445
Dell, Inc. *	312,528	12,529,247
EMC Corp. *	238,409	3,018,258
International Business Machines Corp.	138,357	12,809,091
Lexmark International, Inc., Class A *	16,040	1,285,285
Maxtor Corp. *	12,762	70,701
NCR Corp. *	18,522	722,173
Network Appliance, Inc. *	38,267	1,148,393
QLogic Corp. *	9,828	395,970
SanDisk Corp. *	16,625	446,880
Storage Technology Corp. *	2,736	87,005
Western Digital Corp. *	7,155	80,565

		35,113,873

Electronic Equipment & Instruments 0.7%
Agilent Technologies, Inc. *	54,125	1,299,000
Amphenol Corp., Class A *	8,380	334,362
AVX Corp.	2,384	29,252
CDW Corp.	7,950	456,886
Cogent, Inc. *	1,759	42,849
FLIR Systems, Inc. *	8,302	259,437
[11]

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued
February 28, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Electronic Equipment & Instruments continued
Ingram Micro, Inc., Class A *	1,863	$33,385
Jabil Circuit, Inc. *	20,120	517,285
Mettler-Toledo International, Inc. *	3,099	162,697
Molex, Inc.	14,021	352,348
National Instruments Corp.	6,628	189,296
Sanmina-SCI Corp. *	32,603	180,947
Solectron Corp. *	115,383	571,146
Symbol Technologies, Inc.	28,949	513,266
Tektronix, Inc.	9,471	273,901
Vishay Intertechnology, Inc. *	3,470	45,284

		5,261,341

Internet Software & Services 0.8%
Akamai Technologies, Inc. *	13,174	145,046
Ask Jeeves, Inc. *	7,111	162,557
Google, Inc. *	2,218	416,962
VeriSign, Inc. *	21,215	581,715
Yahoo!, Inc. *	141,313	4,560,171

		5,866,451

IT Services 2.0%
Acxiom Corp.	9,336	210,060
Affiliated Computer Services, Inc., Class A *	10,532	544,504
Alliance Data Systems Corp. *	5,528	218,080
Automatic Data Processing, Inc.	62,760	2,696,170
BearingPoint, Inc. *	3,056	24,020
Ceridian Corp. *	11,776	214,912
Certegy, Inc.	7,853	279,802
CheckFree Corp. *	6,514	251,050
Cognizant Technology Solutions Corp., Class A *	16,004	755,869
DST Systems, Inc. *	9,233	438,475
First Data Corp.	107,705	4,418,059
Fiserv, Inc. *	24,067	913,102
Global Payments, Inc.	3,449	191,489
Hewitt Associates, Inc. *	4,989	153,362
Iron Mountain, Inc. *	13,519	365,689
Paychex, Inc.	40,794	1,302,552
SunGard Data Systems, Inc. *	31,338	818,235
Total Systems Services, Inc.	4,593	110,370
Unisys Corp. *	2,140	16,435

		13,922,235

Office Electronics 0.1%
Xerox Corp. *	10,739	167,528
Zebra Technologies Corp., Class A *	7,087	353,429

		520,957

Semiconductors & Semiconductor Equipment 6.6%
Advanced Micro Devices, Inc. *	23,440	409,028
Agere Systems, Inc., Class B *	211,657	342,884
Altera Corp. *	46,212	958,437
Amkor Technology, Inc. *	11,945	52,200
Analog Devices, Inc.	46,399	1,703,771
Applied Materials, Inc. *	208,111	3,641,942
Applied Micro Circuits Corp. *	18,374	63,390
Atmel Corp. *	51,221	161,346
[12]

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued
February 28, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Semiconductors & Semiconductor Equipment continued
Broadcom Corp., Class A *	30,671	$989,140
Conexant Systems, Inc. *	31,572	56,830
Cree, Inc. *	9,161	215,467
Cypress Semiconductor Corp. *	15,232	214,467
Fairchild Semiconductor International, Class A *	8,138	134,440
Freescale Semiconductor, Inc., Class B *	39,265	753,103
Integrated Circuit System, Inc. *	8,960	180,813
Intel Corp.	798,461	19,147,095
International Rectifier Corp. *	6,748	296,912
Intersil Holding Corp., Class A	9,500	160,170
KLA-Tencor Corp.	24,267	1,199,032
Lam Research Corp. *	16,544	520,143
Linear Technology Corp.	38,197	1,491,975
LSI Logic Corp. *	21,368	136,328
Maxim Integrated Products, Inc.	39,780	1,711,336
MEMC Electronic Materials, Inc. *	9,387	121,843
Microchip Technology, Inc.	25,689	705,420
Micron Technology, Inc. *	33,546	385,779
National Semiconductor Corp.	44,289	883,565
Novellus Systems, Inc. *	12,925	381,740
NVIDIA Corp. *	20,484	593,831
PMC-Sierra, Inc. *	21,802	216,930
Rambus, Inc. *	10,707	188,122
Semtech Corp. *	9,175	179,463
Silicon Laboratories, Inc. *	4,547	159,600
Teradyne, Inc. *	23,946	369,247
Texas Instruments, Inc.	213,701	5,656,665
Xilinx, Inc.	42,559	1,285,282

		45,667,736

Software 6.3%
Activision, Inc. *	13,803	301,734
Adobe Systems, Inc.	29,472	1,819,896
Autodesk, Inc.	29,010	862,177
BEA Systems, Inc. *	45,117	374,471
BMC Software, Inc. *	8,088	120,916
Cadence Design Systems, Inc. *	18,931	260,869
Citrix Systems, Inc. *	21,012	472,770
Computer Associates International, Inc.	57,546	1,558,921
Electronic Arts, Inc. *	36,899	2,379,617
Fair, Issac & Co., Inc.	7,429	251,100
Intuit, Inc. *	21,775	931,970
Jack Henry & Associates, Inc.	8,425	167,236
Macromedia, Inc. *	8,530	289,082
McAfee, Inc. *	16,103	372,462
Mercury Interactive Corp. *	10,422	478,161
Microsoft Corp.	905,023	22,788,479
NAVTEQ Corp. *	3,736	163,263
Novell, Inc. *	47,385	248,297
Oracle Corp. *	417,278	5,387,059
Red Hat, Inc. *	19,980	228,971
Reynolds & Reynolds Co., Class A	7,182	198,726
Siebel Systems, Inc. *	40,703	347,197
Symantec Corp. *	76,842	1,691,292
[13]

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued
February 28, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
IINFORMATION TECHNOLOGY continued
Software continued
Synopsys, Inc. *	18,025	$326,253
TIBCO Software, Inc. *	20,935	204,326
Veritas Software Corp. *	52,783	1,278,404

		43,503,649

MATERIALS 1.3%
Chemicals 0.3%
Dow Chemical Co.	7,396	407,889
Ecolab, Inc.	22,744	721,212
International Flavors & Fragrances, Inc.	8,686	358,645
Nalco Holding Co. *	922	18,025
Praxair, Inc.	11,554	517,966
Scotts Co., Class A *	580	40,641
Sigma-Aldrich Corp.	1,988	122,481

		2,186,859

Construction Materials 0.0%
Florida Rock Industries, Inc.	976	62,630

Containers & Packaging 0.2%
Ball Corp.	6,985	310,134
Pactiv Corp. *	12,764	288,594
Sealed Air Corp. *	8,734	456,526

		1,055,254

Metals & Mining 0.8%
Alcoa, Inc.	69,441	2,230,445
Arch Coal, Inc.	2,899	129,266
Consol Energy, Inc.	6,946	318,404
Freeport-McMoRan Copper & Gold, Inc., Class B	18,993	794,287
International Steel Group, Inc. *	149	6,221
Newmont Mining Corp.	31,884	1,435,418
Nucor Corp.	9,646	601,332
Southern Peru Copper Corp.	923	58,066
Worthington Industries, Inc.	6,714	140,658

		5,714,097

Paper & Forest Products 0.0%
Neenah Paper, Inc.	788	27,706

TELECOMMUNICATION SERVICES 1.0%
Diversified Telecommunication Services 0.2%
IDT Corp. *	7,305	111,913
Level 3 Communications, Inc. *	83,832	195,328
Sprint Corp.	38,913	921,460

		1,228,701

Wireless Telecommunication Services 0.8%
Crown Castle International Corp. *	11,930	194,936
Nextel Communications, Inc., Class A *	126,728	3,729,605
Nextel Partners, Inc., Class A *	15,132	301,278
NII Holdings, Inc., Class B *	7,030	402,257
SpectraSite, Inc. *	4,828	298,370
Telephone & Data Systems, Inc.	2,669	233,538
United States Cellular Corp. *	912	45,600
Western Wireless Corp., Class A *	10,177	399,956

		5,605,540

[14]

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued
February 28, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
UTILITIES 0.2%
Electric Utilities 0.0%
Allegheny Energy, Inc. *	3,185	$60,292

Multi-Utilities & Unregulated Power 0.2%
AES Corp. *	78,657	1,316,718

Total Common Stocks (cost $565,064,201)		689,659,028

EXCHANGE TRADED FUND 0.5%
iShares Russell 1000 Growth Index Fund (cost $3,570,649)	76,861	3,693,171

SHORT-TERM INVESTMENTS 0.0%
MUTUAL FUND SHARES 0.0%
Evergreen Institutional Money Market Fund ø (cost $137,373)	137,373	137,373

Total Investments (cost $568,772,223) 99.9%		693,489,572
Other Assets and Liabilities 0.1%		754,438

Net Assets 100.0%		$694,244,010

*	Non-income producing security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
REIT	Real Estate Investment Trust

On February 28, 2005, the aggregate cost of securities for federal income tax purposes was $568,904,433. The gross unrealized appreciation and depreciation on securities based on tax cost was $145,295,186 and $20,710,047, respectively, with a net unrealized appreciation of $124,585,139.

[15]

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS
February 28, 2005 (unaudited)
	Shares	Value

COMMON STOCKS 99.0%
CONSUMER DISCRETIONARY 10.2%
Auto Components 0.4%
American Axle & Manufacturing Holdings, Inc.	5,159	$136,301
Autoliv, Inc.	12,197	609,118
BorgWarner, Inc.	5,433	286,591
Dana Corp.	19,174	276,489
Delphi Corp.	61,568	422,972
Johnson Controls, Inc.	18,410	1,088,031
Lear Corp.	8,869	462,518
TRW Automotive Holdings Corp. *	3,105	62,752

		3,344,772

Automobiles 0.6%
Ford Motor Co.	226,368	2,863,555
General Motors Corp.	59,568	2,124,791

		4,988,346

Distributors 0.1%
Genuine Parts Co.	22,444	971,376

Hotels, Restaurants & Leisure 1.1%
Brinker International, Inc. *	1,052	39,829
Caesars Entertainment, Inc. *	39,554	793,453
Darden Restaurants, Inc.	11,599	310,853
Harrah's Entertainment, Inc.	6,575	431,254
Hilton Hotels Corp.	7,152	150,621
International Speedway Corp., Class A	496	26,437
Marriott International, Inc., Class A	2,947	188,903
McDonald's Corp.	162,035	5,360,118
MGM Mirage *	6,164	457,184
Outback Steakhouse, Inc.	888	39,880
Starwood Hotels & Resorts Worldwide, Inc., Class B	17,071	977,144
Wendy's International, Inc.	12,813	484,972

		9,260,648

Household Durables 0.8%
Black & Decker Corp.	1,294	107,298
Centex Corp.	8,205	521,756
D.R. Horton, Inc.	13,582	594,348
Fortune Brands, Inc.	1,129	91,449
Hovnanian Enterprises, Inc., Class A *	988	54,340
KB Home	4,290	535,392
Leggett & Platt, Inc.	15,388	425,786
Lennar Corp., Class A	9,852	599,199
M.D.C Holdings, Inc.	1,684	134,080
Maytag Corp.	4,559	69,479
Mohawk Industries, Inc. *	3,201	287,258
Newell Rubbermaid, Inc.	32,739	729,752
Pulte Homes, Inc.	7,916	617,606
Ryland Group, Inc.	5,236	364,164
Snap-On, Inc.	7,480	247,588
Standard Pacific Corp.	4,142	331,360
Stanley Works	9,056	418,840
Toll Brothers, Inc. *	3,550	312,578
Whirlpool Corp.	8,876	565,845

		7,008,118

Internet & Catalog Retail 0.1%
IAC/InterActiveCorp *	22,708	510,930

[1]

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued
February 28, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Leisure Equipment & Products 0.3%
Brunswick Corp.	5,106	$238,144
Eastman Kodak Co.	36,875	1,253,381
Hasbro, Inc.	19,947	421,281
Mattel, Inc.	30,542	638,939

		2,551,745

Media 4.8%
Belo Corp.	5,069	119,628
Cablevision Systems Corp., Class A *	3,012	93,553
Citadel Broadcasting Corp. *	3,624	51,171
Clear Channel Communications, Inc.	35,767	1,190,326
Comcast Corp., Class A *	275,529	8,968,469
Cox Radio, Inc., Class A *	2,802	45,000
Dex Media, Inc.	2,450	55,713
DIRECTV Group, Inc. *	9,154	137,402
DreamWorks Animation, Inc. *	2,253	81,852
Entercom Communications Corp. *	2,396	82,470
Fox Entertainment Group, Inc., Class A *	18,266	608,258
Gannett Co., Inc.	32,840	2,586,150
Gemstar-TV Guide International, Inc. *	19,431	86,662
Harte-Hanks, Inc.	917	24,576
Hearst-Argyle Television, Inc.	3,962	97,426
Interpublic Group of Companies, Inc. *	17,517	230,173
Knight Ridder, Inc.	8,404	550,462
Lamar Advertising Co., Class A *	2,201	86,477
Lee Enterprises, Inc.	5,787	263,887
Liberty Media Corp., Class A *	180,824	1,833,555
Liberty Media International, Inc., Class A *	7,487	323,663
McClatchy Co., Class A	2,445	177,360
Media General, Inc., Class A	1,589	101,680
Metro-Goldwyn-Mayer Studios, Inc.	5,229	62,277
New York Times Co., Class A	1,722	63,129
NTL, Inc. *	8,871	575,639
Omnicom Group, Inc.	3,673	334,500
Radio One, Inc., Class D *	5,424	74,146
Regal Entertainment Group, Class A	4,607	88,731
Sirius Satellite Radio, Inc. *	158,989	885,569
Time Warner, Inc. *	458,238	7,895,441
Tribune Co.	31,998	1,303,279
UnitedGlobalCom, Inc., Class A *	9,611	89,382
Univision Communications, Inc., Class A *	11,791	311,164
Viacom, Inc., Class B	143,935	5,023,332
Walt Disney Co.	185,615	5,186,083

		39,688,585

Multi-line Retail 0.9%
Big Lots, Inc. *	8,867	103,478
Dillards, Inc., Class A	7,723	179,946
Federated Department Stores, Inc.	21,770	1,228,916
J.C. Penney Co., Inc.	31,346	1,394,583
Kmart Holding Corp. *	6,078	592,423
May Department Stores Co.	37,315	1,287,741
Neiman Marcus Group, Inc., Class A	5,525	398,905
Nordstrom, Inc.	4,548	244,500
Saks, Inc. *	16,311	247,764
Sears, Roebuck & Co.	27,377	1,366,934

		7,045,190

[2]

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued
February 28, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Specialty Retail 0.8%
American Eagle Outfitters, Inc.	565	$30,583
AnnTaylor Stores Corp. *	2,827	62,646
AutoNation, Inc. *	22,635	442,062
Barnes & Noble, Inc. *	6,205	211,963
Blockbuster, Inc., Class A	16,403	145,495
Borders Group, Inc.	9,981	256,811
Cabela's, Inc. *	427	9,040
Circuit City Stores, Inc.	21,151	330,590
Claire's Stores, Inc.	929	21,376
Foot Locker, Inc.	11,616	317,117
Home Depot, Inc.	23,941	958,119
Limited Brands, Inc.	43,432	1,032,813
Office Depot, Inc. *	40,254	774,889
OfficeMax, Inc.	11,278	356,046
Pier 1 Imports, Inc.	6,134	111,946
Regis Corp.	3,292	129,705
Rent-A-Center, Inc. *	2,612	67,781
Sherwin-Williams Co.	14,012	620,732
Toys "R" Us, Inc. *	27,515	629,268

		6,508,982

Textiles, Apparel & Luxury Goods 0.3%
Columbia Sportswear Co. *	165	9,248
Jones Apparel Group, Inc.	16,227	515,532
Liz Claiborne, Inc.	14,274	603,790
Polo Ralph Lauren Corp., Class A	4,633	182,540
Reebok International, Ltd.	5,819	256,967
VF Corp.	10,885	650,488

		2,218,565

CONSUMER STAPLES 6.4%
Beverages 0.5%
Anheuser-Busch Companies, Inc.	9,416	446,789
Brown-Forman Corp., Class B	3,465	176,369
Coca-Cola Co.	29,038	1,242,826
Coca-Cola Enterprises, Inc.	30,179	644,322
Constellation Brands, Inc. Class A *	11,766	629,834
Molson Coors Brewing Co., Class B	3,400	236,402
Pepsi Bottling Group, Inc.	1,903	51,800
PepsiAmericas, Inc.	9,149	208,140
PepsiCo, Inc.	11,640	626,930

		4,263,412

Food & Staples Retailing 1.1%
Albertsons, Inc.	47,321	1,059,517
BJ's Wholesale Club, Inc. *	8,990	274,824
Costco Wholesale Corp.	55,392	2,580,713
CVS Corp.	45,289	2,256,751
Kroger Co. *	94,869	1,706,693
Rite Aid Corp. *	5,760	20,160
Safeway, Inc. *	57,421	1,056,547
SUPERVALU, Inc.	17,411	553,148

		9,508,353

[3]

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued
February 28, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Food Products 1.6%
Archer-Daniels-Midland Co.	74,928	$1,805,765
Campbell Soup Co.	14,864	411,733
ConAgra Foods, Inc.	67,985	1,857,350
Dean Foods Co. *	19,174	662,462
Del Monte Foods Co. *	23,515	249,024
General Mills, Inc.	37,296	1,953,192
H.J. Heinz Co.	22,107	832,107
Hershey Foods Corp.	4,897	308,511
Hormel Foods Corp.	9,581	298,448
J.M. Smucker Co.	7,383	362,948
Kellogg Co.	13,369	588,236
Kraft Foods, Inc., Class A	34,314	1,147,803
McCormick & Co., Inc.	4,334	164,649
Pilgrim's Pride Corp.	1,944	73,833
Sara Lee Corp.	52,266	1,170,758
Smithfield Foods, Inc. *	10,920	371,826
Tootsie Roll Industries, Inc.	3,179	95,370
Tyson Foods, Inc., Class A	28,143	478,994
Wm. Wrigley Jr. Co.	1,232	82,002

		12,915,011

Household Products 0.6%
Clorox Co.	5,627	337,845
Colgate-Palmolive Co.	11,501	608,633
Energizer Holdings, Inc. *	5,269	312,083
Kimberly-Clark Corp.	37,410	2,468,312
Procter & Gamble Co.	29,104	1,545,131

		5,272,004

Personal Products 0.1%
Alberto-Culver Co.	1,413	73,857
Gillette Co.	9,683	486,571

		560,428

Tobacco 2.5%
Altria Group, Inc.	263,855	17,322,081
Loews Corp. - Carolina Group	7,451	243,945
Reynolds American, Inc.	19,299	1,581,553
UST, Inc.	21,295	1,163,772

		20,311,351

ENERGY 13.9%
Energy Equipment & Services 0.2%
Cooper Cameron Corp. *	5,460	314,987
Diamond Offshore Drilling, Inc.	3,650	180,675
ENSCO International, Inc.	8,587	345,884
National Oilwell, Inc. *	3,952	179,184
Patterson-UTI Energy, Inc.	1,562	39,050
Pride International, Inc. *	7,547	185,807
Rowan Companies, Inc.	6,710	212,573
Tidewater, Inc.	4,069	167,928
Varco International, Inc. *	10,770	406,137

		2,032,225

[4]

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued
February 28, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
ENERGY continued
Oil & Gas 13.7%
Amerada Hess Corp.	9,960	$999,984
Anadarko Petroleum Corp.	32,406	2,490,725
Apache Corp.	41,844	2,631,151
Ashland, Inc.	9,054	591,136
Burlington Resources, Inc.	45,020	2,234,342
Chesapeake Energy Corp.	34,427	746,722
ChevronTexaco Corp.	275,344	17,093,355
ConocoPhillips	88,239	9,784,823
Devon Energy Corp.	61,688	2,886,381
El Paso Corp.	82,470	1,016,855
EOG Resources, Inc.	14,997	1,366,527
Exxon Mobil Corp.	841,438	53,271,440
Kerr-McGee Corp.	17,016	1,321,462
Kinder Morgan, Inc.	10,339	828,878
Marathon Oil Corp.	44,441	2,103,837
Murphy Oil Corp.	10,520	1,052,421
Newfield Exploration Co. *	4,112	305,316
Noble Energy, Inc.	7,468	505,135
Occidental Petroleum Corp.	50,330	3,536,689
Pioneer Natural Resources Co.	15,447	651,400
Pogo Producing Co.	6,549	318,347
Premcor, Inc.	5,000	274,400
Sunoco, Inc.	9,723	963,549
Unocal Corp.	33,908	1,834,423
Valero Energy Corp.	33,124	2,359,754
Western Gas Resources, Inc.	6,831	252,747
Williams Companies, Inc.	71,593	1,348,096

		112,769,895

FINANCIALS 31.2%
Capital Markets 3.9%
A.G. Edwards, Inc.	10,287	443,472
Allied Capital Corp.	16,566	444,300
American Capital Strategies, Ltd.	7,161	248,487
Bank of New York Co.	86,733	2,623,673
Bear Stearns Companies, Inc.	13,500	1,343,250
Charles Schwab Corp.	15,126	158,823
E*TRADE Financial Corp. *	20,170	267,656
Federated Investors, Inc., Class B	1,096	32,376
Franklin Resources, Inc.	18,127	1,272,334
Goldman Sachs Group, Inc.	39,402	4,286,937
Janus Capital Group, Inc.	30,796	432,068
Jefferies Group, Inc.	6,533	249,299
Lehman Brothers Holdings, Inc.	35,626	3,248,379
Mellon Financial Corp.	37,903	1,087,058
Merrill Lynch & Co., Inc.	123,270	7,221,157
Morgan Stanley	123,463	6,971,956
Northern Trust Corp.	17,611	744,065
Nuveen Investments, Inc., Class A	803	32,762
Raymond James Financial, Inc.	7,913	241,030
State Street Corp.	22,215	974,128

		32,323,210

[5]

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued
February 28, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Commercial Banks 10.5%
AmSouth Bancorp	45,320	$1,132,094
Associated Banc-Corp	16,377	525,047
Bank of America Corp.	524,620	24,473,523
Bank of Hawaii Corp.	6,856	312,085
BB&T Corp.	71,365	2,793,940
BOK Financial Corp. *	2,283	92,621
City National Corp.	5,266	360,458
Colonial BancGroup, Inc.	17,184	350,038
Comerica, Inc.	22,289	1,272,256
Commerce Bancshares, Inc.	7,866	371,354
Compass Bancshares, Inc.	15,752	715,298
Cullen/Frost Bankers, Inc.	6,606	307,047
Fifth Third Bancorp	12,414	555,775
First Horizon National Corp.	15,951	678,715
FirstMerit Corp.	10,911	284,013
Fulton Financial Corp.	15,727	337,187
Hibernia Corp., Class A	19,963	512,450
Hudson United Bancorp	5,774	204,631
Huntington Bancshares, Inc.	29,516	664,700
International Bancshares Corp.	4,534	165,355
KeyCorp	52,793	1,742,169
M&T Bank Corp.	9,715	961,882
Marshall & Ilsley Corp.	28,580	1,157,204
Mercantile Bankshares Corp.	10,163	494,024
National City Corp.	76,449	2,734,581
North Fork Bancorp, Inc.	44,598	1,284,868
PNC Financial Services Group, Inc.	36,286	1,910,095
Popular, Inc.	34,245	907,150
Regions Financial Corp.	59,311	1,913,373
Sky Financial Group, Inc.	13,299	369,978
South Financial Group, Inc.	9,089	279,032
SunTrust Banks, Inc.	42,194	3,056,533
Synovus Financial Corp.	12,077	328,011
TCF Financial Corp.	2,123	58,701
TD Banknorth, Inc.	22,165	799,935
U.S. Bancorp	222,394	6,616,222
UnionBanCal Corp.	7,196	445,432
Valley National Bancorp	11,952	310,633
Wachovia Corp. °	206,917	10,968,670
Wells Fargo & Co.	217,119	12,892,526
Westcorp, Inc.	1,884	85,251
Whitney Holding Corp.	5,225	231,468
Wilmington Trust Corp.	8,543	289,522
Zions Bancorp	11,519	761,406

		86,707,253

Consumer Finance 0.3%
AmeriCredit Corp. *	20,272	477,608
Capital One Financial Corp.	8,637	662,285
MBNA Corp.	39,019	989,912
MoneyGram International, Inc.	6,347	130,621
Providian Financial Corp. *	27,048	463,873
Student Loan Corp.	515	101,610
WFS Financial, Inc. *	457	22,992

		2,848,901

[6]

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued
February 28, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Diversified Financial Services 6.3%
CIT Group, Inc.	27,240	$1,099,134
Citigroup, Inc.	665,359	31,750,932
Instinet Group, Inc. *	15,114	91,364
JPMorgan Chase & Co.	458,456	16,756,567
Leucadia National Corp.	10,080	337,781
Principal Financial Group, Inc.	41,068	1,602,473

		51,638,251

Insurance 5.2%
AFLAC, Inc.	6,413	245,810
Allmerica Financial Corp. *	6,844	245,015
Allstate Corp.	90,399	4,852,618
AMBAC Financial Group, Inc.	10,614	825,557
American Financial Group, Inc.	4,777	145,651
American International Group, Inc.	98,152	6,556,554
American National Insurance Co.	1,025	111,869
AON Corp.	40,542	993,684
Arthur J. Gallagher & Co.	654	19,529
Assurant, Inc.	10,283	353,735
Chubb Corp.	24,409	1,930,996
Cincinnati Financial Corp.	19,115	855,014
CNA Financial Corp. *	3,293	94,740
Conseco, Inc. *	19,653	371,835
Erie Indemnity Co., Class A	3,628	186,225
Fidelity National Financial, Inc.	20,703	915,901
First American Financial Corp.	10,049	367,291
Genworth Financial, Inc., Class A	16,051	451,996
Hartford Financial Services Group, Inc.	37,571	2,703,234
HCC Insurance Holdings, Inc.	6,435	241,313
Jefferson-Pilot Corp.	17,990	880,790
Lincoln National Corp.	22,425	1,050,611
Loews Corp.	19,116	1,362,589
Markel Corp. *	609	217,718
MBIA, Inc.	18,577	1,088,612
Mercury General Corp.	3,355	184,055
MetLife, Inc.	51,735	2,123,204
Nationwide Financial Services., Inc., Class A	7,258	267,094
Odyssey Re Holdings Corp.	1,580	39,911
Old Republic International Corp.	23,412	561,654
Progressive Corp.	21,714	1,891,289
Protective Life Corp.	8,918	356,363
Prudential Financial, Inc.	56,520	3,221,640
Reinsurance Group America, Inc.	3,756	171,461
SAFECO Corp.	16,318	778,205
St. Paul Travelers Companies, Inc.	85,829	3,288,967
StanCorp Financial Group, Inc.	3,716	323,627
Torchmark Corp.	14,321	746,267
Transatlantic Holdings, Inc.	3,059	205,259
Unitrin, Inc.	3,434	160,986
UnumProvident Corp.	38,121	645,007
W.R. Berkley Corp.	8,509	437,022
Wesco Financial Corp.	172	67,940

		42,538,838

[7]

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued
February 28, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Real Estate 2.7%
AMB Property Corp. REIT	10,629	$412,618
Annaly Mortgage Management, Inc. REIT	15,168	290,467
Apartment Investment & Management Co., Class A REIT	12,110	463,329
Archstone-Smith, Inc. REIT	25,200	852,516
Arden Realty, Inc. REIT	8,428	289,502
AvalonBay Communities, Inc. REIT	9,212	640,234
Boston Properties, Inc. REIT	10,617	634,897
BRE Properties, Inc. REIT	6,447	252,722
Camden Property Trust REIT	5,122	237,661
CBL & Associates Properties, Inc. REIT	1,546	115,192
CenterPoint Properties Trust REIT	6,004	262,735
Crescent Real Estate Equities Co. REIT	10,000	163,000
Developers Diversified Realty Corp. REIT	13,094	547,722
Duke Realty Corp. REIT	18,279	579,079
Equity Office Properties Trust REIT	51,926	1,566,607
Equity Residential REIT	36,049	1,182,768
Federal Realty Investment Trust REIT	6,635	333,011
Forest City Enterprises, Inc.	3,997	253,210
Friedman, Billings, Ramsey Group, Inc., Class A REIT	7,756	143,874
General Growth Properties, Inc. REIT	24,529	856,062
Health Care Property Investors, Inc. REIT	16,986	428,047
Health Care REIT, Inc. REIT	6,604	226,517
Hospitality Properties Trust REIT	8,644	358,467
Host Marriott Corp. REIT	44,674	713,891
HRPT Properties Trust REIT	22,808	289,205
iStar Financial, Inc. REIT	14,156	601,488
Kimco Realty Corp. REIT	12,502	663,981
Liberty Property Trust REIT	10,895	451,707
Macerich Co.	7,540	431,363
Mack-Cali Realty Corp. REIT	7,792	344,406
Mills Corp.	4,085	220,590
New Plan Excel Realty Trust, Inc. REIT	12,886	337,098
Pan Pacific Retail Properties REIT	5,184	301,450
Plum Creek Timber Co., Inc. REIT	23,575	885,241
ProLogis REIT	23,334	927,760
Public Storage, Inc. REIT	10,535	574,790
Rayonier, Inc. REIT	6,371	305,808
Reckson Associates Realty Corp. REIT	9,782	298,840
Regency Centers Corp. REIT	3,267	166,617
Shurgard Storage Centers, Inc., Class A REIT	5,904	234,625
Simon Property Group, Inc. REIT	21,551	1,335,300
SL Green Realty Corp. REIT	5,227	294,698
Thornburg Mortgage, Inc. REIT	11,446	328,157
Trizec Properties, Inc. REIT	11,400	204,630
United Dominion Realty Trust, Inc. REIT	16,453	363,611
Ventas, Inc. REIT	4,868	125,692
Vornado Realty Trust REIT	12,339	847,689
Weingarten Realty Investors REIT	956	35,209

		22,374,083

Thrifts & Mortgage Finance 2.3%
Astoria Financial Corp.	10,051	377,717
Capitol Federal Financial	2,744	100,074
Countrywide Financial Corp.	71,890	2,498,178
Freddie Mac	81,581	5,058,022
[8]

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued
February 28, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Thrifts & Mortgage Finance continued
Fremont General Corp.	2,274	$57,168
Golden West Financial Corp.	21,949	1,358,424
Independence Community Bank Corp.	10,672	424,852
IndyMac Bancorp, Inc.	4,080	146,839
MGIC Investment Corp.	12,710	797,425
New York Community Bancorp, Inc.	34,013	624,479
People's Bank	4,961	189,510
PMI Group, Inc.	12,308	495,397
Radian Group, Inc.	7,872	380,454
Sovereign Bancorp, Inc.	47,479	1,089,168
W Holding Co., Inc.	5,859	67,554
Washington Federal, Inc.	11,103	263,706
Washington Mutual, Inc.	112,049	4,701,576
Webster Financial Corp.	6,709	293,854

		18,924,397

HEALTH CARE 3.7%
Biotechnology 0.2%
Applera Corp. - Applied Biosystems Group	25,968	533,383
Biogen Idec, Inc. *	2,229	86,151
Eyetech Pharmaceuticals, Inc. *	152	5,037
ICOS Corp. *	3,588	79,366
Invitrogen Corp. *	3,445	241,012
Millennium Pharmaceuticals, Inc. *	18,193	156,460
Protein Design Labs, Inc. *	9,968	149,321

		1,250,730

Health Care Equipment & Supplies 0.2%
Bausch & Lomb, Inc.	2,521	178,462
Baxter International, Inc.	7,334	261,530
Dade Behring Holdings, Inc. *	734	46,029
Hillenbrand Industries, Inc.	5,450	307,434
Hospira, Inc. *	20,076	594,250
PerkinElmer, Inc.	7,936	176,020
Thermo Electron Corp. *	9,317	255,845

		1,819,570

Health Care Providers & Services 1.7%
Aetna, Inc.	13,568	1,981,199
AmerisourceBergen Corp.	9,873	591,393
Caremark Rx, Inc. *	25,709	984,141
CIGNA Corp.	17,273	1,568,388
Community Health Systems *	3,899	126,211
HCA, Inc.	33,045	1,560,054
Health Management Associates, Inc.	3,534	81,176
Health Net, Inc., Class A *	14,515	433,999
Henry Schein, Inc. *	584	42,247
Humana, Inc. *	20,775	691,184
Laboratory Corp. of America Holdings *	964	46,166
Manor Care, Inc.	2,207	75,192
McKesson Corp.	20,483	764,835
Medco Health Solutions, Inc. *	19,704	875,252
Omnicare, Inc.	2,445	84,328
PacifiCare Health Systems, Inc., Class A *	8,556	543,135
Service Corp. International *	43,459	327,681
Tenet Healthcare Corp. *	59,887	653,367
[9]

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued
February 28, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Providers & Services continued
Triad Hospitals, Inc. *	6,252	$273,025
Universal Health Services, Inc., Class B	2,936	138,579
WebMD Corp. *	15,940	120,188
WellChoice, Inc. *	1,871	96,637
WellPoint, Inc. *	13,138	1,603,624

		13,662,001

Pharmaceuticals 1.6%
Bristol-Myers Squibb Co.	176,613	4,420,624
King Pharmaceuticals, Inc. *	31,056	296,585
Merck & Co., Inc.	158,386	5,020,836
Watson Pharmaceuticals, Inc. *	10,141	321,875
Wyeth	80,293	3,277,560

		13,337,480

INDUSTRIALS 12.0%
Aerospace & Defense 2.6%
Alliant Techsystems, Inc. *	1,632	112,983
Boeing Co.	13,560	745,393
General Dynamics Corp.	21,564	2,271,767
Goodrich Corp.	15,131	560,301
Honeywell International, Inc.	110,544	4,197,356
L-3 Communications Holdings, Inc.	6,533	471,029
Lockheed Martin Corp.	48,214	2,855,233
Northrop Grumman Corp.	46,254	2,446,837
Precision Castparts Corp.	3,875	291,633
Raytheon Co.	58,037	2,219,335
United Defense Industries, Inc.	1,177	64,406
United Technologies Corp.	50,255	5,019,469

		21,255,742

Air Freight & Logistics 0.2%
CNF Transportation, Inc.	4,635	212,607
FedEx Corp.	9,147	894,394
Ryder System, Inc.	4,503	191,197

		1,298,198

Airlines 0.0%
AMR Corp. *	10,700	90,843
Southwest Airlines Co.	21,349	295,684

		386,527

Building Products 0.2%
Masco Corp.	56,356	1,900,324

Commercial Services & Supplies 0.8%
Adesa, Inc.	12,205	275,467
Allied Waste Industries, Inc. *	20,643	169,685
Brinks Co.	387	13,413
Cendant Corp.	100,653	2,226,444
Deluxe Corp.	6,419	250,598
Equifax, Inc.	5,457	165,838
IKON Office Solutions, Inc.	14,557	153,576
Laureate Education, Inc. *	923	40,049
Manpower, Inc.	6,024	263,249
PHH Corp. *	5,032	105,672
Pitney Bowes, Inc.	13,263	608,241
R. R. Donnelley & Sons Co.	27,950	928,220
Republic Services, Inc., Class A	19,836	629,000
[10]

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued
February 28, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Commercial Services & Supplies continued
ServiceMaster Co.	15,472	$205,623
Steelcase, Inc.	6,352	90,707
Viad Corp.	1,587	42,849
Waste Management, Inc.	15,685	458,629
West Corp. *	525	17,698

		6,644,958

Construction & Engineering 0.1%
Fluor Corp.	6,506	408,252
Jacobs Engineering Group, Inc. *	1,491	83,466

		491,718

Electrical Equipment 0.5%
American Power Conversion Corp.	10,204	224,692
Ametek, Inc.	2,522	96,693
Emerson Electric Co.	43,205	2,865,356
Hubbell, Inc., Class B	7,792	419,210
Rockwell Automation, Inc.	8,323	517,274
Roper Industries, Inc.	623	40,246

		4,163,471

Industrial Conglomerates 5.4%
Alleghany Corp. *	602	164,948
Carlisle Companies, Inc.	3,999	278,091
General Electric Co.	1,200,397	42,253,974
Teleflex, Inc.	4,578	230,548
Textron, Inc.	15,245	1,179,201

		44,106,762

Machinery 1.2%
AGCO Corp. *	11,601	225,872
Briggs & Stratton Corp.	1,522	59,997
Caterpillar, Inc.	10,381	986,714
Crane Co.	6,657	198,379
Cummins, Inc.	5,218	383,053
Deere & Co.	18,512	1,316,388
Dover Corp.	5,073	196,173
Eaton Corp.	19,376	1,351,476
Harsco Corp.	3,473	202,858
Illinois Tool Works, Inc.	1,874	168,192
ITT Industries, Inc.	7,531	662,351
Navistar International Corp. *	3,600	142,056
Oshkosh Truck Corp.	476	35,533
Paccar, Inc.	22,573	1,698,844
Pall Corp.	14,792	400,419
Parker Hannifin Corp.	15,382	1,012,136
Pentair, Inc.	12,904	534,742
SPX Corp.	9,177	408,560
Timken Co.	4,298	121,633

		10,105,376

Road & Rail 0.9%
Burlington Northern Santa Fe Corp.	47,717	2,398,734
CSX Corp.	27,621	1,141,023
Norfolk Southern Corp.	50,443	1,810,399
Union Pacific Corp.	33,340	2,115,423
Yellow Roadway Corp. *	6,177	356,722

		7,822,301

[11]

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued
February 28, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Trading Companies & Distributors 0.1%
Hughes Supply, Inc.	4,825	$147,886
W.W. Grainger, Inc.	9,089	570,608

		718,494

INFORMATION TECHNOLOGY 5.4%
Communications Equipment 0.5%
3Com Corp. *	50,222	179,795
ADC Telecommunications, Inc. *	30,847	70,948
Andrew Corp. *	11,658	141,062
Avocent Corp. *	858	29,395
CIENA Corp. *	66,902	132,466
Comverse Technology, Inc. *	11,219	260,393
Corning, Inc. *	27,718	317,926
Foundry Networks, Inc. *	5,167	53,582
Harris Corp.	2,919	194,697
Lucent Technologies, Inc. *	551,384	1,692,749
Polycom, Inc. *	4,549	73,648
Scientific-Atlanta, Inc.	19,706	608,915
Tellabs, Inc. *	35,224	249,738
UTStarcom, Inc. *	1,415	18,183

		4,023,497

Computers & Peripherals 2.6%
Apple Computer, Inc. *	51,418	2,306,611
Diebold, Inc.	9,336	498,262
EMC Corp. *	62,897	796,276
Hewlett-Packard Co.	392,610	8,166,288
International Business Machines Corp.	72,641	6,725,104
Maxtor Corp. *	18,519	102,595
NCR Corp. *	5,038	196,432
QLogic Corp. *	1,951	78,606
SanDisk Corp. *	3,449	92,709
Storage Technology Corp. *	10,859	345,316
Sun Microsystems, Inc. *	427,930	1,805,865
Western Digital Corp. *	19,368	218,084

		21,332,148

Electronic Equipment & Instruments 0.3%
Agilent Technologies, Inc. *	5,443	130,632
Arrow Electronics, Inc. *	14,829	398,900
Avnet, Inc. *	15,498	300,661
AVX Corp.	4,195	51,473
Cogent, Inc. *	828	20,170
Ingram Micro, Inc., Class A *	13,593	243,587
Mettler-Toledo International, Inc. *	2,467	129,517
Molex, Inc.	3,100	77,903
Sanmina-SCI Corp. *	33,041	183,377
Tech Data Corp. *	7,459	305,744
Tektronix, Inc.	1,593	46,070
Vishay Intertechnology, Inc. *	15,122	197,342

		2,085,376

Internet Software & Services 0.0%
Google, Inc. *	201	37,786
VeriSign, Inc. *	9,795	268,579

		306,365

[12]

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued
February 28, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
IT Services 0.6%
Affiliated Computer Services, Inc., Class A *	4,840	$250,228
Automatic Data Processing, Inc.	10,560	453,658
BearingPoint, Inc. *	17,234	135,459
Ceridian Corp. *	6,844	124,903
CheckFree Corp. *	3,672	141,519
Computer Sciences Corp. *	24,133	1,115,668
Convergys Corp. *	18,438	276,386
Electronic Data Systems Corp.	65,489	1,394,916
Sabre Holdings, Inc., Class A	17,890	377,121
SunGard Data Systems, Inc. *	4,666	121,829
Unisys Corp. *	40,654	312,223

		4,703,910

Office Electronics 0.2%
Xerox Corp. *	111,805	1,744,158

Semiconductors & Semiconductor Equipment 0.2%
Advanced Micro Devices, Inc. *	21,063	367,549
Applied Micro Circuits Corp. *	20,830	71,864
Conexant Systems, Inc. *	26,706	48,071
Fairchild Semiconductor International, Class A *	6,856	113,261
Freescale Semiconductor, Inc., Class B *	9,105	174,634
International Rectifier Corp. *	1,471	64,724
Intersil Holding Corp., Class A	9,399	158,467
LSI Logic Corp. *	26,892	171,571
Micron Technology, Inc. *	39,426	453,399
Novellus Systems, Inc. *	4,514	133,321

		1,756,861

Software 1.0%
Activision, Inc. *	2,988	65,318
BMC Software, Inc. *	20,537	307,028
Cadence Design Systems, Inc. *	15,439	212,749
Compuware Corp. *	49,456	334,322
Fair, Issac & Co., Inc.	1,334	45,089
McAfee, Inc. *	3,316	76,699
Microsoft Corp.	237,283	5,974,786
NAVTEQ Corp. *	1,250	54,625
Oracle Corp. *	51,021	658,681
Reynolds & Reynolds Co., Class A	616	17,045
Siebel Systems, Inc. *	12,743	108,698
Sybase, Inc. *	12,469	234,916
TIBCO Software, Inc. *	5,185	50,606

		8,140,562

MATERIALS 5.2%
Chemicals 3.0%
Air Products & Chemicals, Inc.	29,243	1,831,197
Cabot Corp.	8,011	278,783
Dow Chemical Co.	112,739	6,217,556
E.I. du Pont de Nemours & Co.	128,692	6,859,284
Eastman Chemical Co.	9,962	575,206
Engelhard Corp.	15,988	483,637
International Flavors & Fragrances, Inc.	1,789	73,868
Lubrizol Corp.	8,411	358,561
Lyondell Chemical Co.	25,084	849,093
Monsanto Co.	34,169	2,008,454
[13]

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued
February 28, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Chemicals continued
Nalco Holding Co. *	4,762	$93,097
PPG Industries, Inc.	22,075	1,588,296
Praxair, Inc.	29,769	1,334,544
Rohm & Haas Co.	20,589	991,772
RPM International, Inc.	14,922	279,489
Scotts Co., Class A *	2,156	151,071
Sigma-Aldrich Corp.	6,823	420,365
Valspar Corp.	6,594	304,313

		24,698,586

Construction Materials 0.2%
Florida Rock Industries, Inc.	2,911	186,799
Lafarge North America, Inc.	4,250	261,120
Martin Marietta Materials, Inc.	6,203	357,789
Vulcan Materials Co.	13,137	760,107

		1,565,815

Containers & Packaging 0.4%
Ball Corp.	7,222	320,657
Bemis Co., Inc.	13,757	410,509
Owens-Illinois, Inc. *	14,174	352,791
Packaging Corp. of America	7,789	190,986
Pactiv Corp. *	6,405	144,817
Sealed Air Corp. *	1,747	91,316
Smurfit-Stone Container Corp. *	32,508	540,608
Sonoco Products Co.	12,593	366,204
Temple-Inland, Inc.	7,122	571,184

		2,989,072

Metals & Mining 0.8%
Alcoa, Inc.	39,486	1,268,290
Arch Coal, Inc.	4,889	218,000
Consol Energy, Inc.	4,344	199,129
International Steel Group, Inc. *	2,035	84,961
Massey Energy Co.	9,763	425,472
Newmont Mining Corp.	18,530	834,221
Nucor Corp.	10,257	639,421
Peabody Energy Corp.	8,227	798,842
Phelps Dodge Corp.	12,029	1,280,487
Southern Peru Copper Corp.	850	53,473
United States Steel Corp.	14,577	909,022
Worthington Industries, Inc.	1,403	29,393

		6,740,711

Paper & Forest Products 0.8%
Bowater, Inc.	7,154	277,790
Georgia-Pacific Corp.	32,802	1,174,640
International Paper Co.	62,462	2,332,956
Louisiana-Pacific Corp.	13,998	367,728
MeadWestvaco Corp.	25,929	813,133
Neenah Paper, Inc.	1,134	39,871
Weyerhaeuser Co.	30,808	2,061,979

		7,068,097

[14]

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued
February 28, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES 4.8%
Diversified Telecommunication Services 4.7%
ALLTEL Corp.	39,649	$2,267,923
AT&T Corp.	102,143	1,984,638
BellSouth Corp.	236,007	6,088,981
CenturyTel, Inc.	17,867	601,046
Citizens Communications Co.	43,159	575,741
Qwest Communications International, Inc. *	190,316	742,232
SBC Communications, Inc.	426,104	10,247,801
Sprint Corp.	142,954	3,385,151
Verizon Communications, Inc.	356,426	12,820,643

		38,714,156

Wireless Telecommunication Services 0.1%
American Tower Systems Corp., Class A *	27,716	508,035
Crown Castle International Corp. *	12,139	198,351
Telephone & Data Systems, Inc.	3,584	313,600
United States Cellular Corp. *	1,034	51,700

		1,071,686

UTILITIES 6.2%
Electric Utilities 4.2%
Allegheny Energy, Inc. *	14,340	271,456
Allete, Inc.	3,784	150,149
Alliant Corp.	14,325	383,194
Ameren Corp.	24,995	1,286,493
American Electric Power Co., Inc.	50,904	1,700,194
CenterPoint Energy, Inc.	35,057	419,983
Cinergy Corp.	23,146	936,256
Consolidated Edison, Inc.	31,000	1,325,250
DPL, Inc.	16,276	414,712
DTE Energy Co.	22,314	986,725
Edison International Corp.	41,919	1,361,529
Entergy Corp.	29,627	2,047,818
Exelon Corp.	85,041	3,857,460
FirstEnergy Corp.	42,436	1,750,061
FPL Group, Inc.	23,778	1,886,784
Great Plains Energy, Inc.	9,555	296,109
Hawaiian Electric Industries, Inc.	10,341	275,277
Northeast Utilities	16,466	307,420
NSTAR	6,823	378,676
OGE Energy Corp.	11,273	292,534
Pepco Holdings, Inc.	24,178	532,883
PG&E Corp.	51,303	1,804,840
Pinnacle West Capital Corp.	11,754	490,729
PPL Corp.	24,305	1,325,595
Progress Energy, Inc.	31,725	1,374,961
Puget Energy, Inc.	12,772	292,734
Southern Co.	94,881	3,047,578
TECO Energy, Inc.	25,686	408,151
TXU Corp.	38,187	2,911,759
Westar Energy, Inc.	11,003	252,849
Wisconsin Energy Corp.	15,212	528,161
WPS Resources Corp.	4,774	248,821
Xcel Energy, Inc.	51,372	910,312

		34,457,453

[15]

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued
February 28, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Gas Utilities 0.3%
AGL Resource, Inc.	9,642	$333,806
Keyspan Corp.	20,607	815,007
NiSource, Inc.	33,890	767,270
UGI Corp.	6,532	292,307

		2,208,390

Multi-Utilities & Unregulated Power 1.7%
Constellation Energy Group, Inc.	21,678	1,115,767
Dominion Resources, Inc.	42,011	3,026,052
Duke Energy Corp.	117,708	3,176,939
Dynegy, Inc., Class A *	36,226	150,700
Energy East Corp.	18,847	484,745
Equitable Resources, Inc.	8,040	477,174
MDU Resources Group, Inc.	15,024	405,197
National Fuel Gas Co.	9,304	263,489
NRG Energy, Inc. *	10,087	388,450
ONEOK, Inc.	13,209	387,024
Public Service Enterprise Group, Inc.	30,441	1,660,556
Questar Corp.	10,779	571,503
Reliant Energy, Inc. *	38,129	457,167
SCANA Corp.	14,296	543,820
Sempra Energy	26,398	1,055,920
Vectren Corp.	9,761	264,133

		14,428,636

Water Utilities 0.0%
Aqua America, Inc.	11,945	293,608

Total Common Stocks (cost $601,332,869)		816,377,608

EXCHANGE TRADED FUND 0.8%
iShares Russell 1000 Value Index Fund (cost $6,061,458)	95,005	6,407,137

SHORT-TERM INVESTMENTS 0.0%
MUTUAL FUND SHARES 0.0%
Evergreen Institutional Money Market Fund ø (cost $527,480)	527,480	527,480

Total Investments (cost $607,921,807) 99.8%		823,312,225
Other Assets and Liabilities 0.2%		1,314,757

Net Assets 100.0%		$824,626,982

*	Non-income producing security

°	Investment in non-controlled affiliate. The Fund owns shares of Wachovia Corporation with a cost basis of $7,092,126 at February 28, 2005. The Fund earned $255,500 of income from Wachovia Corporation for the period from June 1, 2004 to February 28, 2005.

ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
REIT	Real Estate Investment Trust

On February 28, 2005, the aggregate cost of securities for federal income tax purposes was $608,067,874. The gross unrealized appreciation and depreciation on securities based on tax cost was $225,258,363 and $10,014,012, respectively, with a net unrealized appreciation of $215,244,351.

[16]

Item 2 — Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-39(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 — Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)	Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-3(d) under the Investment Company Act of 1940, are attached as EX-99.CERT.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Equity Trust By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro, Principal Executive Officer Date: April 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro, Principal Executive Officer Date: April 26, 2005

By: /s/ Carol A. Kosel —————————————— Carol A. Kosel Principal Financial Officer Date: April 26, 2005